UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-04524)

Exact name of registrant as specified in charter:	Putnam Global Income Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2024

Date of reporting period:	November 1, 2023 – October 31, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Global Income Trust
Class A [PGGIX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Putnam Global Income Trust for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$98	0.93%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class A shares of Putnam Global Income Trust returned 10.35%. The Fund compares its performance to the Bloomberg Global Aggregate Index, which returned 9.54% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Residential mortgage-backed securities, led by our agency credit risk transfer holdings. Borrower fundamentals remained strong and the housing market proved resilient despite affordability pressures.
↑
Commercial mortgage-backed securities (CMBS), which benefited from higher-than-anticipated payoff rates and refinancings, along with sufficient property cashflows. Spreads tightened notably in early 2024 due to strong investor demand for CMBS.

↑	Prepayment strategies including seasoned agency interest-only securities. Overweight mortgage basis positioning also benefited as the basis tightened alongside the rally in long-term interest rates.
↑
Corporate credit strategies, led by an overweight to investment grade securities. Investment grade corporate spreads, represented by the Bloomberg U.S. Corporate Index, ended the period 45 bps tighter.

Top detractors from performance:
↓	Currency strategies were a detractor as a whole, primarily due to overweight exposure to the U.S. dollar, which ended the period lower.
Putnam Global Income Trust	PAGE 1	38916-ATSA-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,600 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class A	10.35	-1.97	0.23
Class A (with sales charge)	5.94	-2.76	-0.18
Bloomberg Global Aggregate Index	9.54	-1.64	0.23
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$215,664,806
Total Number of Portfolio Holdings*	886
Total Management Fee Paid	$430,215
Portfolio Turnover Rate	693%
*	Includes derivatives, if applicable.
Putnam Global Income Trust	PAGE 2	38916-ATSA-1224

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-adviser to your Fund pursuant to a new subadvisory agreement.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2024, the portfolio managers for the Fund are Sonal Desai, Patrick Klein, and Michael Salm.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Global Income Trust	PAGE 3	38916-ATSA-1224

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Global Income Trust	PAGE 4	38916-ATSA-1224

Putnam Global Income Trust
Class C [PGGLX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Putnam Global Income Trust for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$176	1.68%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class C shares of Putnam Global Income Trust returned 9.47%. The Fund compares its performance to the Bloomberg Global Aggregate Index, which returned 9.54% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Residential mortgage-backed securities, led by our agency credit risk transfer holdings. Borrower fundamentals remained strong and the housing market proved resilient despite affordability pressures.
↑
Commercial mortgage-backed securities (CMBS), which benefited from higher-than-anticipated payoff rates and refinancings, along with sufficient property cashflows. Spreads tightened notably in early 2024 due to strong investor demand for CMBS.

↑	Prepayment strategies including seasoned agency interest-only securities. Overweight mortgage basis positioning also benefited as the basis tightened alongside the rally in long-term interest rates.
↑
Corporate credit strategies, led by an overweight to investment grade securities. Investment grade corporate spreads, represented by the Bloomberg U.S. Corporate Index, ended the period 45 bps tighter.

Top detractors from performance:
↓	Currency strategies were a detractor as a whole, primarily due to overweight exposure to the U.S. dollar, which ended the period lower.
Putnam Global Income Trust	PAGE 1	38916-ATSC-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class C 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class C	9.47	-2.70	-0.37
Class C (with sales charge)	8.47	-2.70	-0.37
Bloomberg Global Aggregate Index	9.54	-1.64	0.23
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$215,664,806
Total Number of Portfolio Holdings*	886
Total Management Fee Paid	$430,215
Portfolio Turnover Rate	693%
*	Includes derivatives, if applicable.
Putnam Global Income Trust	PAGE 2	38916-ATSC-1224

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-adviser to your Fund pursuant to a new subadvisory agreement.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2024, the portfolio managers for the Fund are Sonal Desai, Patrick Klein, and Michael Salm.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Global Income Trust	PAGE 3	38916-ATSC-1224

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Global Income Trust	PAGE 4	38916-ATSC-1224

Putnam Global Income Trust
Class R [PGBRX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Putnam Global Income Trust for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$124	1.18%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R shares of Putnam Global Income Trust returned 10.09%. The Fund compares its performance to the Bloomberg Global Aggregate Index, which returned 9.54% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Residential mortgage-backed securities, led by our agency credit risk transfer holdings. Borrower fundamentals remained strong and the housing market proved resilient despite affordability pressures.
↑
Commercial mortgage-backed securities (CMBS), which benefited from higher-than-anticipated payoff rates and refinancings, along with sufficient property cashflows. Spreads tightened notably in early 2024 due to strong investor demand for CMBS.

↑	Prepayment strategies including seasoned agency interest-only securities. Overweight mortgage basis positioning also benefited as the basis tightened alongside the rally in long-term interest rates.
↑
Corporate credit strategies, led by an overweight to investment grade securities. Investment grade corporate spreads, represented by the Bloomberg U.S. Corporate Index, ended the period 45 bps tighter.

Top detractors from performance:
↓	Currency strategies were a detractor as a whole, primarily due to overweight exposure to the U.S. dollar, which ended the period lower.
Putnam Global Income Trust	PAGE 1	38916-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R	10.09	-2.20	-0.02
Bloomberg Global Aggregate Index	9.54	-1.64	0.23
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$215,664,806
Total Number of Portfolio Holdings*	886
Total Management Fee Paid	$430,215
Portfolio Turnover Rate	693%
*	Includes derivatives, if applicable.
Putnam Global Income Trust	PAGE 2	38916-ATSR-1224

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-adviser to your Fund pursuant to a new subadvisory agreement.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2024, the portfolio managers for the Fund are Sonal Desai, Patrick Klein, and Michael Salm.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Global Income Trust	PAGE 3	38916-ATSR-1224

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Global Income Trust	PAGE 4	38916-ATSR-1224

Putnam Global Income Trust
Class R5 [PGGDX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Putnam Global Income Trust for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5	$58	0.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R5 shares of Putnam Global Income Trust returned 10.75%. The Fund compares its performance to the Bloomberg Global Aggregate Index, which returned 9.54% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Residential mortgage-backed securities, led by our agency credit risk transfer holdings. Borrower fundamentals remained strong and the housing market proved resilient despite affordability pressures.
↑
Commercial mortgage-backed securities (CMBS), which benefited from higher-than-anticipated payoff rates and refinancings, along with sufficient property cashflows. Spreads tightened notably in early 2024 due to strong investor demand for CMBS.

↑	Prepayment strategies including seasoned agency interest-only securities. Overweight mortgage basis positioning also benefited as the basis tightened alongside the rally in long-term interest rates.
↑
Corporate credit strategies, led by an overweight to investment grade securities. Investment grade corporate spreads, represented by the Bloomberg U.S. Corporate Index, ended the period 45 bps tighter.

Top detractors from performance:
↓	Currency strategies were a detractor as a whole, primarily due to overweight exposure to the U.S. dollar, which ended the period lower.
Putnam Global Income Trust	PAGE 1	38916-ATSR5-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R5 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R5	10.75	-1.62	0.57
Bloomberg Global Aggregate Index	9.54	-1.64	0.23
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$215,664,806
Total Number of Portfolio Holdings*	886
Total Management Fee Paid	$430,215
Portfolio Turnover Rate	693%
*	Includes derivatives, if applicable.
Putnam Global Income Trust	PAGE 2	38916-ATSR5-1224

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-adviser to your Fund pursuant to a new subadvisory agreement.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2024, the portfolio managers for the Fund are Sonal Desai, Patrick Klein, and Michael Salm.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Global Income Trust	PAGE 3	38916-ATSR5-1224

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Global Income Trust	PAGE 4	38916-ATSR5-1224

Putnam Global Income Trust
Class R6 [PGGEX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Putnam Global Income Trust for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$51	0.48%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R6 shares of Putnam Global Income Trust returned 10.88%. The Fund compares its performance to the Bloomberg Global Aggregate Index, which returned 9.54% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Residential mortgage-backed securities, led by our agency credit risk transfer holdings. Borrower fundamentals remained strong and the housing market proved resilient despite affordability pressures.
↑
Commercial mortgage-backed securities (CMBS), which benefited from higher-than-anticipated payoff rates and refinancings, along with sufficient property cashflows. Spreads tightened notably in early 2024 due to strong investor demand for CMBS.

↑	Prepayment strategies including seasoned agency interest-only securities. Overweight mortgage basis positioning also benefited as the basis tightened alongside the rally in long-term interest rates.
↑
Corporate credit strategies, led by an overweight to investment grade securities. Investment grade corporate spreads, represented by the Bloomberg U.S. Corporate Index, ended the period 45 bps tighter.

Top detractors from performance:
↓	Currency strategies were a detractor as a whole, primarily due to overweight exposure to the U.S. dollar, which ended the period lower.
Putnam Global Income Trust	PAGE 1	38916-ATSR6-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R6 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R6	10.88	-1.54	0.65
Bloomberg Global Aggregate Index	9.54	-1.64	0.23
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$215,664,806
Total Number of Portfolio Holdings*	886
Total Management Fee Paid	$430,215
Portfolio Turnover Rate	693%
*	Includes derivatives, if applicable.
Putnam Global Income Trust	PAGE 2	38916-ATSR6-1224

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-adviser to your Fund pursuant to a new subadvisory agreement.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2024, the portfolio managers for the Fund are Sonal Desai, Patrick Klein, and Michael Salm.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Global Income Trust	PAGE 3	38916-ATSR6-1224

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Global Income Trust	PAGE 4	38916-ATSR6-1224

Putnam Global Income Trust
Class Y [PGGYX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Putnam Global Income Trust for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$72	0.68%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class Y shares of Putnam Global Income Trust returned 10.62%. The Fund compares its performance to the Bloomberg Global Aggregate Index, which returned 9.54% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Residential mortgage-backed securities, led by our agency credit risk transfer holdings. Borrower fundamentals remained strong and the housing market proved resilient despite affordability pressures.
↑
Commercial mortgage-backed securities (CMBS), which benefited from higher-than-anticipated payoff rates and refinancings, along with sufficient property cashflows. Spreads tightened notably in early 2024 due to strong investor demand for CMBS.

↑	Prepayment strategies including seasoned agency interest-only securities. Overweight mortgage basis positioning also benefited as the basis tightened alongside the rally in long-term interest rates.
↑
Corporate credit strategies, led by an overweight to investment grade securities. Investment grade corporate spreads, represented by the Bloomberg U.S. Corporate Index, ended the period 45 bps tighter.

Top detractors from performance:
↓	Currency strategies were a detractor as a whole, primarily due to overweight exposure to the U.S. dollar, which ended the period lower.
Putnam Global Income Trust	PAGE 1	38916-ATSY-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class Y 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class Y	10.62	-1.72	0.48
Bloomberg Global Aggregate Index	9.54	-1.64	0.23
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$215,664,806
Total Number of Portfolio Holdings*	886
Total Management Fee Paid	$430,215
Portfolio Turnover Rate	693%
*	Includes derivatives, if applicable.
Putnam Global Income Trust	PAGE 2	38916-ATSY-1224

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-adviser to your Fund pursuant to a new subadvisory agreement.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2024, the portfolio managers for the Fund are Sonal Desai, Patrick Klein, and Michael Salm.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Global Income Trust	PAGE 3	38916-ATSY-1224

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Global Income Trust	PAGE 4	38916-ATSY-1224

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager, or Franklin Templeton. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investment Management, LLC and Franklin Templeton which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Franklin Templeton with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC and Franklin Templeton. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In connection with the acquisition of Putnam Investments by Franklin Templeton, the Putnam Investments Code of Ethics was amended effective January 1, 2024 to reflect revised compliance processes, including: (i) Compliance with the Putnam Investments Code of Ethics will be viewed as compliance with the Franklin Templeton Code for certain Putnam employees who are dual-hatted in Franklin Templeton advisory entities (ii) Certain Franklin Templeton employees are required to hold shares of Putnam mutual funds at Putnam Investor Services, Inc. and (iii) Certain provisions of the Putnam Investments Code of Ethics are amended that are no longer needed due to organizational changes. Effective March 4, 2024, the majority of legacy Putnam employees transitioned to Franklin Templeton policies outlined in the Franklin Templeton Code.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit, Compliance and Risk Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each member of the Audit, Compliance and Risk Committee also possesses a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualifies him or her for service on the Committee. In addition, the Trustees have determined that each of Mr. McGreevey and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education.The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Risk Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:
Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
October 31, 2024	$142,876	$ —	$13,308	$ —
October 31, 2023	$156,633	$ —	$13,308	$ —

For the fiscal years ended October 31, 2024 and October 31, 2023, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $885,344 and $233,940 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.
Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees
October 31, 2024	$ —	$791,963	$80,073	$872,036
October 31, 2023	$ —	$220,632	$ —	$220,632

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
Global Income
Trust

Financial Statements and Other Important Information

Annual | October 31, 2024

Financial Statements and Other Important Information—Annual	franklintempleton.com

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
Putnam Global Income Trust:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund's portfolio, of Putnam Global Income Trust (the “Fund”) as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 18, 2024

We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

Global Income Trust	1

The fund’s portfolio 10/31/24
FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (33.2%)*		Principal amount	Value
Australia (Government of) sr. unsec. bonds 3.00%, 3/21/47 (Australia)	AUD	310,000	$150,852
Australia (Government of) sr. unsec. bonds Ser. 144, 3.75%, 4/21/37 (Australia)	AUD	220,000	133,256
Australia (Government of) sr. unsec. bonds Ser. 149, 2.25%, 5/21/28 (Australia)	AUD	1,640,000	1,016,459
Austria (Republic of) sr. unsec. bonds 1.50%, 2/20/47 (Austria)	EUR	360,000	292,488
Austria (Republic of) sr. unsec. notes 0.50%, 2/20/29 (Austria)	EUR	630,000	629,553
Belgium (Kingdom of) sr. unsec. bonds Ser. 77, 1.00%, 6/22/26 (Belgium)	EUR	740,000	786,888
Belgium (Kingdom of) unsec. bonds Ser. 60, 4.25%, 3/28/41 (Belgium)	EUR	630,000	768,038
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	225,000	204,502
Benin (Republic of) 144A sr. unsec. notes 7.96%, 2/13/38 (Benin)		$200,000	197,250
Brazil (Federal Republic of) sr. unsec. unsub. notes 6.00%, 10/20/33 (Brazil)		600,000	596,385
Bulgaria (Republic of) sr. unsec. bonds Ser. 30Y, 1.375%, 9/23/50 (Bulgaria)	EUR	193,000	126,476
Canada (Government of) sr. unsec. bonds 3.50%, 12/1/45 (Canada)	CAD	80,000	59,254
Canada (Government of) unsec. notes 1.50%, 6/1/26 (Canada)	CAD	90,000	63,122
Chile (Republic of) sr. unsec. unsub. bonds 4.85%, 1/22/29 (Chile)		$600,000	601,937
Colombia (Republic of) sr. unsec. unsub. notes 8.00%, 11/14/35 (Colombia)		260,000	263,592
Colombia (Republic of) sr. unsec. unsub. notes 7.50%, 2/2/34 (Colombia)		390,000	386,950
Colombia (Republic of) sr. unsec. unsub. notes 3.125%, 4/15/31 (Colombia)		200,000	159,932
Cote d’lvoire (Republic of) sr. unsec. notes Ser. REGS, 5.875%, 10/17/31 (Cote d’lvoire)	EUR	100,000	102,439
Cote d’lvoire (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/30/32 (Cote d’lvoire)	EUR	500,000	477,101
Denmark (Kingdom of) unsec. bonds 4.50%, 11/15/39 (Denmark)	DKK	650,000	119,446
Denmark (Kingdom of) unsec. bonds 0.50%, 11/15/27 (Denmark)	DKK	1,550,000	216,383
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		$255,000	258,698
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		400,000	402,563
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		241,000	242,130
Finland (Government of) sr. unsec. bonds Ser. REGS, 1.125%, 4/15/34 (Finland)	EUR	370,000	345,656
France (Government of) sr. unsec. notes Ser. REGS, 3.00%, 5/25/33 (France)	EUR	620,000	673,635
France (Government of) sr. unsec. notes Ser. REGS, zero %, 11/25/30 (France)	EUR	560,000	515,121
France (Government of) unsec. bonds 4.50%, 4/25/41 (France)	EUR	780,000	967,163
France (Government of) unsec. bonds 4.00%, 4/25/55 (France)	EUR	480,000	559,808
France (Government of) unsec. bonds 3.25%, 5/25/45 (France)	EUR	140,000	147,843
France (Government of) unsec. bonds 2.75%, 10/25/27 (France)	EUR	1,440,000	1,574,771
France (Government of) unsec. bonds Ser. REGS, 0.50%, 5/25/26 (France)	EUR	230,000	242,924
France (Government of) unsec. bonds Ser. OAT, 3.00%, 11/25/34 (France)	EUR	1,750,000	1,883,251
France (Government of) unsec. notes Ser. OAT, 2.75%, 2/25/29 (France)	EUR	1,500,000	1,634,324
France (Government of) unsec. notes Ser. REGS, 0.50%, 5/25/29 (France)	EUR	830,000	818,347
Germany (Federal Republic of) sr. unsec. notes 2.60%, 8/15/34 (Germany)	EUR	900,000	996,903
Germany (Federal Republic of) unsec. bonds Ser. REGS, 0.25%, 2/15/27 (Germany)	EUR	3,000,000	3,125,410
Germany (Federal Republic of) unsec. notes Ser. 190, 2.50%, 10/11/29 (Germany)	EUR	900,000	989,798
Guatemala (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.60%, 6/13/36 (Guatemala)		$200,000	203,675
Guatemala (Republic of) 144A sr. unsec. notes 7.05%, 10/4/32 (Guatemala)		200,000	211,025
Indonesia (Republic of) sr. unsec. unsub. bonds 2.85%, 2/14/30 (Indonesia)		200,000	182,057
Indonesia (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.35%, 1/8/27 (Indonesia)		750,000	747,304
Indonesia (Republic of) sr. unsec. unsub. notes 3.85%, 10/15/30 (Indonesia)		710,000	674,935
Ireland (Republic of) unsec. bonds 2.00%, 2/18/45 (Ireland)	EUR	110,000	102,999
Ireland (Republic of) unsec. bonds 1.10%, 5/15/29 (Ireland)	EUR	260,000	267,051
Italy (Republic of) sr. unsec. bonds 6.50%, 11/1/27 (Italy)	EUR	1,520,000	1,831,252
Italy (Republic of) sr. unsec. bonds 4.75%, 9/1/44 (Italy)	EUR	500,000	596,485
Italy (Republic of) sr. unsec. bonds 4.00%, 2/1/37 (Italy)	EUR	450,000	505,471
Italy (Republic of) sr. unsec. bonds 1.70%, 9/1/51 (Italy)	EUR	280,000	191,454
Italy (Republic of) sr. unsec. bonds 1.65%, 3/1/32 (Italy)	EUR	1,730,000	1,686,763
Italy (Republic of) sr. unsec. bonds Ser. 21Y REGS, 3.10%, 3/1/40 (Italy)	EUR	100,000	98,591
Italy (Republic of) sr. unsec. notes 3.50%, 1/15/26 (Italy)	EUR	580,000	636,090
Japan (Government of) sr. unsec. bonds Ser. 95, 2.30%, 6/20/27 (Japan)	JPY	205,000,000	1,415,186
Japan (Government of) sr. unsec. unsub. bonds 0.80%, 3/20/47 (Japan)	JPY	93,000,000	486,444
Japan (Government of) sr. unsec. unsub. bonds 0.50%, 3/20/60 (Japan)	JPY	102,000,000	378,528
Japan (Government of) sr. unsec. unsub. bonds Ser. 32, 2.30%, 3/20/40 (Japan)	JPY	310,000,000	2,275,641
Japan (Government of) sr. unsec. unsub. bonds Ser. 125, 2.20%, 3/20/31 (Japan)	JPY	845,000,000	6,116,100
Japan (Government of) sr. unsec. unsub. bonds Ser. 156, 0.40%, 3/20/36 (Japan)	JPY	435,000,000	2,650,482
Japan (Government of) sr. unsec. unsub. notes Ser. 346, 0.10%, 3/20/27 (Japan)	JPY	600,000,000	3,918,976

2
Global Income Trust

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (33.2%)* cont.		Principal amount	Value
Japan (Government of) 30 yr sr. unsec. unsub. bonds Ser. 51, 0.30%, 6/20/46 (Japan)	JPY	171,000,000	$808,842
Japan (Government of) 40 yr sr. unsec. unsub. bonds Ser. 4, 2.20%, 3/20/51 (Japan)	JPY	212,000,000	1,423,882
Malaysia (Federation of) sr. unsec. notes 3.582%, 7/15/32 (Malaysia)	MYR	2,280,000	509,293
Mexican Bonos Desarr Fix Rt sr. unsec. bonds Ser. M, 7.75%, 5/29/31 (Mexico)	MXN	109,000	506,611
Netherlands (Government of) unsec. bonds 3.75%, 1/15/42 (Netherlands)	EUR	410,000	501,756
Netherlands (Government of) unsec. notes 0.25%, 7/15/29 (Netherlands)	EUR	290,000	285,669
Netherlands (Government of) unsec. notes Ser. REGS, 0.50%, 7/15/26 (Netherlands)	EUR	300,000	316,628
New Zealand (Government of) sr. unsec. notes 3.00%, 4/20/29 (New Zealand)	NZD	380,000	218,224
Norway (Kingdom of) sr. unsec. notes 1.75%, 2/17/27 (Norway)	NOK	1,880,000	163,041
Ontario (Province of) sr. unsec. bonds 3.65%, 6/2/33 (Canada)	CAD	170,000	121,052
Ontario (Province of) unsec. bonds 6.50%, 3/8/29 (Canada)	CAD	970,000	787,634
Ontario (Province of) unsec. bonds 2.90%, 12/2/46 (Canada)	CAD	1,340,000	779,709
Ontario (Province of) unsec. notes 2.60%, 6/2/27 (Canada)	CAD	1,720,000	1,218,385
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 4.95%, 4/28/31 (Paraguay)		$370,000	361,583
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)		200,000	197,368
Paraguay (Republic of) 144A sr. unsec. bonds 2.739%, 1/29/33 (Paraguay)		220,000	182,215
Poland (Republic of) company guaranty sr. unsec. unsub. notes Ser. REGS, 5.375%, 5/22/33 (Poland)		200,000	199,019
Poland (Republic of) unsec. bonds Ser. 0429, 5.75%, 4/25/29 (Poland)	PLN	1,480,000	372,476
Portugal (Republic of) sr. unsec. notes 0.30%, 10/17/31 (Portugal)	EUR	320,000	300,416
Romania (Government of) 144A sr. unsec. bonds 3.00%, 2/14/31 (Romania)		$540,000	457,912
Romania (Government of) 144A sr. unsec. notes 6.375%, 1/30/34 (Romania)		600,000	601,644
South Africa (Republic of) sr. unsec. bonds 5.00%, 10/12/46 (South Africa)		200,000	145,929
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		400,000	392,269
Spain (Kingdom of) sr. unsec. bonds 5.15%, 10/31/44 (Spain)	EUR	410,000	547,024
Spain (Kingdom of) sr. unsec. bonds 5.15%, 10/31/28 (Spain)	EUR	800,000	953,087
Spain (Kingdom of) sr. unsec. bonds 1.00%, 10/31/50 (Spain)	EUR	50,000	30,781
Spain (Kingdom of) sr. unsec. bonds Ser. REGS, 3.55%, 10/31/33 (Spain)	EUR	1,010,000	1,144,891
Spain (Kingdom of) sr. unsec. unsub. bonds 2.90%, 10/31/46 (Spain)	EUR	210,000	205,360
Spain (Kingdom of) sr. unsec. unsub. bonds Ser. REGS, 1.95%, 4/30/26 (Spain)	EUR	850,000	917,671
Sweden (Government of) notes 1.00%, 11/12/26 (Sweden)	SEK	6,950,000	641,629
Sweden (Government of) unsec. bonds Ser. 1053, 3.50%, 3/30/39 (Sweden)	SEK	660,000	71,179
Switzerland (Government of) unsec. bonds 4.00%, 4/8/28 (Switzerland)	CHF	540,000	703,477
Switzerland (Government of) unsec. bonds 1.50%, 4/30/42 (Switzerland)	CHF	290,000	393,889
Thailand (Government of) sr. unsec. bonds 2.00%, 12/17/31 (Thailand)	THB	15,700,000	456,421
United Kingdom Treasury unsec. bonds 4.50%, 9/7/34 (United Kingdom)	GBP	1,850,000	2,400,286
United Kingdom Treasury unsec. bonds 3.50%, 7/22/68 (United Kingdom)	GBP	610,000	608,672
United Kingdom Treasury unsec. bonds 0.375%, 10/22/26 (United Kingdom)	GBP	800,000	957,114
United Kingdom Treasury unsec. notes 6.00%, 12/7/28 (United Kingdom)	GBP	420,000	578,272
United Kingdom Treasury unsec. notes 4.00%, 1/22/60 (United Kingdom)	GBP	770,000	857,865
United Mexican States sr. unsec. unsub. bonds 2.659%, 5/24/31 (Mexico)		$1,060,000	881,609
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.875%, 1/15/33 (Uruguay)		475,000	565,179
Total foreign government and agency bonds and notes (cost $78,516,946)			$71,673,120
CORPORATE BONDS AND NOTES (26.4%)*	Principal amount	Value
Basic materials (1.0%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)	$62,000	$64,168
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	329,000	336,599
Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)	115,000	116,419
Glencore Funding, LLC 144A company guaranty sr. unsec. bonds 5.634%, 4/4/34	396,000	402,442
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 6.375%, 10/6/30	247,000	262,532
Huntsman International, LLC sr. unsec. bonds 5.70%, 10/15/34	335,000	325,481
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	250,000	240,288
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	97,000	83,119
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	155,000	177,434
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32 R	30,000	34,013
		2,042,495
Capital goods (1.3%)
Berry Global, Inc. company guaranty sr. notes 5.50%, 4/15/28	25,000	25,085
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	292,000	272,348
Boeing Co. (The) sr. unsec. bonds 5.805%, 5/1/50	108,000	101,940
Boeing Co. (The) sr. unsec. bonds 3.95%, 8/1/59	165,000	110,861

Global Income Trust
3

CORPORATE BONDS AND NOTES (26.4%)* cont.		Principal amount	Value
Capital goods cont.
Boeing Co. (The) sr. unsec. notes 2.95%, 2/1/30		$24,000	$21,257
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27		152,000	143,516
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26		387,000	372,819
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46		62,000	40,805
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33		36,000	36,820
Boeing Co. (The) 144A sr. unsec. bonds 6.858%, 5/1/54		139,000	149,153
Boeing Co. (The) 144A sr. unsec. bonds 6.528%, 5/1/34		45,000	47,465
Boeing Co. (The) 144A sr. unsec. notes 6.298%, 5/1/29		5,000	5,181
Boeing Co. (The) 144A sr. unsec. notes 6.259%, 5/1/27		3,000	3,070
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37		287,000	303,292
Republic Services, Inc. sr. unsec. unsub. notes 5.00%, 11/15/29		378,000	382,039
RTX Corp. sr. unsec. notes 5.15%, 2/27/33		67,000	67,577
Waste Connections, Inc. sr. unsec. bonds 5.00%, 3/1/34		463,000	459,743
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29		147,000	148,844
			2,691,815
Communication services (1.5%)
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30 R		217,000	196,490
American Tower Corp. sr. unsec. sub. notes 3.80%, 8/15/29 R		200,000	190,266
American Tower Corp. sr. unsec. unsub. notes 3.55%, 7/15/27 R		446,000	432,367
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28		95,000	93,355
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33		9,000	7,324
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25		97,000	96,916
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27		368,000	351,063
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28 R		100,000	96,667
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27 R		172,000	166,535
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29 R		168,000	155,275
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)		306,000	306,228
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 3.80%, 3/15/32 (Canada)		144,000	131,303
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		67,000	71,916
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30		11,000	10,450
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27		329,000	322,168
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33		31,000	30,878
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29		198,000	186,066
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.05%, 2/15/28		240,000	220,584
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28		231,000	212,235
			3,278,086
Consumer cyclicals (2.0%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		256,000	247,674
D.R. Horton, Inc. company guaranty sr. unsec. bonds 5.00%, 10/15/34		531,000	520,184
Dick’s Sporting Goods, Inc. sr. unsec. bonds 4.10%, 1/15/52		200,000	146,960
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27		55,000	51,984
Home Depot, Inc./The sr. unsec. unsub. bonds 5.30%, 6/25/54		80,000	79,549
Home Depot, Inc./The sr. unsec. unsub. notes 4.95%, 6/25/34		80,000	80,058
Home Depot, Inc./The sr. unsec. unsub. notes 4.75%, 6/25/29		80,000	80,602
Hyundai Capital America 144A sr. unsec. notes 6.50%, 1/16/29 (South Korea)		200,000	210,303
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)		50,000	52,568
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)		85,000	85,826
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)		497,000	502,079
Netflix, Inc. sr. unsec. bonds 5.40%, 8/15/54		85,000	85,555
Netflix, Inc. sr. unsec. bonds 4.90%, 8/15/34		20,000	19,967
Netflix, Inc. sr. unsec. bonds Ser. REGS, 3.875%, 11/15/29	EUR	435,000	489,321
Paramount Global sr. unsec. unsub. FRB 4.375%, 3/15/43		$108,000	77,874
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29		150,000	140,311
Paramount Global sr. unsec. unsub. notes 3.70%, 6/1/28		180,000	168,414
Sands China, Ltd. sr. unsec. sub. notes 3.80%, 1/8/26 (Hong Kong)		225,000	220,693
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27		300,000	278,729
Toll Brothers Finance Corp. company guaranty sr. unsec. notes 3.80%, 11/1/29		425,000	403,830
Toll Brothers Finance Corp. company guaranty sr. unsec. unsub. notes 4.35%, 2/15/28		111,000	108,982
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32		417,000	365,574
			4,417,037

4
Global Income Trust

CORPORATE BONDS AND NOTES (26.4%)* cont.	Principal amount	Value
Consumer staples (1.4%)
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	$435,000	$428,720
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	136,000	139,105
Haleon US Capital, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/29	310,000	293,080
Haleon US Capital, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/27	250,000	242,796
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL 144A company guaranty sr. unsec. bonds 6.75%, 3/15/34 (Luxembourg)	214,000	230,257
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 5.50%, 1/15/30 (Luxembourg)	155,000	154,779
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)	192,000	176,535
Kenvue, Inc. company guaranty sr. unsec. unsub. notes 5.05%, 3/22/28	44,000	44,792
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/53	56,000	54,482
Kroger Co. (The) sr. unsec. notes 4.70%, 8/15/26	540,000	541,890
Mars, Inc. 144A sr. unsec. unsub. notes 4.65%, 4/20/31	71,000	70,392
Philip Morris International, Inc. sr. unsec. unsub. notes 5.125%, 2/15/30	626,000	633,942
		3,010,770
Energy (2.4%)
6297782 LLC 144A company guaranty sr. unsec. bonds 5.584%, 10/1/34	130,000	128,510
6297782 LLC 144A company guaranty sr. unsec. notes 5.026%, 10/1/29	505,000	497,042
Aker BP ASA 144A sr. unsec. bonds 5.80%, 10/1/54 (Norway)	190,000	178,109
Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 7.20%, 1/15/32 (Canada)	238,000	265,176
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	242,000	233,161
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	137,000	119,310
Columbia Pipelines Operating Co., LLC 144A sr. unsec. bonds 6.544%, 11/15/53	108,000	116,194
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30	95,000	98,802
KazMunayGas National Co. JSC sr. unsec. notes Ser. REGS, 5.375%, 4/24/30 (Kazakhstan)	260,000	256,832
KazMunayGas National Co. JSC sr. unsec. unsub. bonds Ser. REGS, 6.375%, 10/24/48 (Kazakhstan)	260,000	246,708
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27	286,000	307,018
Occidental Petroleum Corp. sr. unsec. unsub. bonds 5.55%, 10/1/34	355,000	349,714
Occidental Petroleum Corp. sr. unsec. unsub. notes 5.20%, 8/1/29	140,000	139,757
ONEOK, Inc. company guaranty sr. unsec. notes 4.75%, 10/15/31	265,000	258,908
ONEOK, Inc. company guaranty sr. unsec. unsub. notes 6.10%, 11/15/32	198,000	208,495
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33	43,000	44,370
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	194,000	196,784
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/25	43,000	43,151
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)	44,000	44,878
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)	696,000	600,358
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)	31,000	27,589
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)	90,000	88,771
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	185,000	179,649
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30	545,000	557,416
		5,186,702
Financials (9.6%)
ABN AMRO Bank NV 144A unsec. sub. notes 4.75%, 7/28/25 (Netherlands)	400,000	398,291
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	660,000	580,555
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	342,000	338,604
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27	139,000	143,134
Aircastle, Ltd. 144A sr. unsec. notes 5.25%, 8/11/25	203,000	202,894
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	162,000	180,338
American Express Co. sr. unsec. unsub. notes 5.098%, 2/16/28	311,000	313,505
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	472,000	464,206
Athene Global Funding 144A notes 5.526%, 7/11/31	320,000	324,324
Athene Holding, Ltd. sr. unsec. bonds 6.25%, 4/1/54	108,000	111,031
Athene Holding, Ltd. sr. unsec. bonds 5.875%, 1/15/34	338,000	344,296
Aviation Capital Group, LLC 144A sr. unsec. notes 6.25%, 4/15/28	270,000	278,815
Aviation Capital Group, LLC 144A sr. unsec. notes 5.375%, 7/15/29	260,000	261,672
Banco Santander SA jr. unsec. sub. FRB 9.625%, 11/21/53 (Spain)	200,000	230,832
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)	200,000	196,072
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	400,000	399,913

Global Income Trust
5

CORPORATE BONDS AND NOTES (26.4%)* cont.	Principal amount	Value
Financials cont.
Bank of America Corp. sr. unsec. FRN 4.948%, 7/22/28	$368,000	$369,523
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	473,000	424,075
Bank of America Corp. unsec. sub. notes Ser. MTN, 5.425%, 8/15/35	210,000	206,948
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)	270,000	274,347
Blackstone Private Credit Fund sr. unsec. unsub. notes 3.25%, 3/15/27	169,000	160,104
BNP Paribas SA 144A unsec. sub. notes 4.375%, 5/12/26 (France)	400,000	394,953
BPCE SA 144A sr. unsec. notes 3.50%, 10/23/27 (France)	250,000	239,533
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	540,000	538,030
CaixaBank SA 144A sr. unsec. notes 5.673%, 3/15/30 (Spain)	200,000	203,362
Capital One Financial Corp. sr. unsec. unsub. FRN 1.878%, 11/2/27	104,000	98,065
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	373,000	361,422
Citigroup, Inc. sub. unsec. bonds 6.174%, 5/25/34	60,000	62,201
CNA Financial Corp. sr. unsec. notes 5.125%, 2/15/34	162,000	160,439
CNO Financial Group, Inc. sr. unsec. bonds 6.45%, 6/15/34	432,000	445,172
CNO Global Funding 144A notes 4.95%, 9/9/29	100,000	98,903
Commonwealth Bank of Australia 144A sr. unsec. notes 2.552%, 3/14/27 (Australia)	159,000	152,427
Commonwealth Bank of Australia 144A unsec. sub. notes 5.837%, 3/13/34 (Australia)	400,000	411,984
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29	149,000	142,469
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	400,000	379,188
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)	400,000	398,689
EPR Properties company guaranty sr. unsec. unsub. notes 4.50%, 6/1/27 R	58,000	56,834
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51	144,000	92,535
Fifth Third Bancorp sr. unsec. notes 4.895%, 9/6/30	225,000	222,514
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	276,000	285,393
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27	200,000	201,816
General Motors Financial Co., Inc. sr. sub. notes 5.80%, 1/7/29	175,000	179,217
General Motors Financial Co., Inc. sr. unsec. notes 4.90%, 10/6/29	66,000	65,102
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 6.75%, 12/1/33 R	193,000	206,346
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26 R	448,000	448,629
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	57,000	54,394
Goldman Sachs Group, Inc. (The) unsec. sub. notes 5.95%, 1/15/27	172,000	176,459
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)	275,000	281,117
Intercontinental Exchange, Inc. sr. unsec. notes 4.35%, 6/15/29	200,000	197,239
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	251,000	219,897
Jefferies Financial Group, Inc. sr. unsec. notes Ser. MTN, 5.15%, 9/15/25	225,000	225,025
Jefferies Financial Group, Inc. sr. unsec. notes 6.20%, 4/14/34	117,000	121,903
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.07%, 10/22/27	1,080,000	1,107,963
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33	121,000	124,631
JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26	101,000	100,001
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28	128,000	134,978
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70	387,000	263,999
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	110,000	121,119
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29	733,000	739,044
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34	34,000	34,764
NatWest Group PLC sr. unsec. unsub. FRN 1.642%, 6/14/27 (United Kingdom)	301,000	285,869
Protective Life Global Funding 144A 5.467%, 12/8/28	305,000	312,476
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	92,000	104,161
Truist Bank unsec. sub. FRN Ser. BKNT, 4.632%, 9/17/29	250,000	243,616
Truist Financial Corp. sr. unsec. unsub. bonds Ser. MTN, 5.711%, 1/24/35	180,000	183,343
UBS Group AG jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)	300,000	300,942
UBS Group AG 144A jr. unsec. sub. bonds 6.85%, 9/10/54 (Switzerland)	575,000	571,392
UBS Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	250,000	245,519
UBS Group AG 144A sr. unsec. notes 5.428%, 2/8/30 (Switzerland)	420,000	426,136
UBS Group AG 144A sr. unsec. unsub. FRN 1.305%, 2/2/27 (Switzerland)	379,000	361,901
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	294,000	240,699
VICI Properties LP sr. unsec. unsub. bonds 5.75%, 4/1/34 R	257,000	261,266
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28 R	165,000	163,698
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.875%, 2/15/29 R	510,000	480,358
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27 R	62,000	59,985
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity	120,000	116,293

6
Global Income Trust

CORPORATE BONDS AND NOTES (26.4%)* cont.	Principal amount	Value
Financials cont.
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29	$220,000	$224,719
Wells Fargo & Co. unsec. sub. notes Ser. GMTN, 4.30%, 7/22/27	200,000	197,406
		20,731,014
Health care (1.2%)
AbbVie, Inc. sr. unsec. bonds 5.05%, 3/15/34	63,000	63,491
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53	93,000	93,626
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30	185,000	188,753
Bristol-Myers Squibb Co. sr. unsec. notes 4.90%, 2/22/29	52,000	52,686
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	97,000	86,609
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53	77,000	72,920
GE HealthCare Technologies, Inc. company guaranty sr. unsub. notes 5.65%, 11/15/27	190,000	194,905
HCA, Inc. company guaranty sr. unsec. bonds 6.00%, 4/1/54	263,000	264,446
HCA, Inc. company guaranty sr. unsec. bonds 5.60%, 4/1/34	200,000	201,157
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32	59,000	53,080
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	180,000	183,889
Icon Investments Six DAC company guaranty sr. notes 5.809%, 5/8/27 (Ireland)	215,000	219,330
Illumina, Inc. sr. unsec. sub. notes 4.65%, 9/9/26	150,000	149,689
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)	124,000	121,428
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)	102,000	101,644
Pharmacia, LLC company guaranty sr. unsec. notes 6.60%, 12/1/28	190,000	203,349
Royalty Pharma PLC company guaranty sr. unsec. bonds 5.40%, 9/2/34	191,000	189,735
Royalty Pharma PLC company guaranty sr. unsec. notes 5.15%, 9/2/29	154,000	154,984
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	85,000	83,292
		2,679,013
Technology (2.0%)
Atlassian Corp. sr. unsec. bonds 5.50%, 5/15/34	70,000	71,243
Atlassian Corp. sr. unsec. notes 5.25%, 5/15/29	105,000	106,382
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	415,000	408,255
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37	364,000	349,277
Cisco Systems, Inc. sr. unsec. bonds 5.30%, 2/26/54	191,000	192,291
Flex, Ltd. sr. unsec. notes 5.25%, 1/15/32	250,000	247,861
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.60%, 10/15/54	163,000	156,992
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.00%, 10/15/34	81,000	78,633
Hewlett Packard Enterprise Co. sr. unsec. notes 4.85%, 10/15/31	162,000	158,842
Hewlett Packard Enterprise Co. sr. unsec. notes 4.55%, 10/15/29	139,000	136,407
Meta Platforms, Inc. sr. unsec. bonds 5.75%, 5/15/63	710,000	741,676
Meta Platforms, Inc. sr. unsec. bonds 5.55%, 8/15/64	140,000	142,021
Meta Platforms, Inc. sr. unsec. bonds 5.40%, 8/15/54	285,000	286,513
Meta Platforms, Inc. sr. unsec. notes 4.75%, 8/15/34	140,000	138,533
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	357,000	327,412
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	154,000	121,950
Oracle Corp. sr. unsec. notes 2.875%, 3/25/31	85,000	75,304
Oracle Corp. sr. unsec. unsub. bonds 6.50%, 4/15/38	54,000	59,050
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	54,000	42,125
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	426,000	380,570
		4,221,337
Transportation (0.6%)
AS Mileage Plan IP, Ltd. 144A sr. notes 5.021%, 10/20/29 (Cayman Islands)	345,000	335,233
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	93,000	90,453
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	395,000	390,350
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.30%, 4/3/29 (Ireland)	485,000	490,351
		1,306,387
Utilities and power (3.4%)
Alexander Funding Trust II 144A sr. notes 7.467%, 7/31/28	100,000	105,965
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29	198,000	199,098
American Electric Power Co., Inc. sr. unsec. unsub. bonds 5.625%, 3/1/33	98,000	100,125
Constellation Energy Generation, LLC sr. unsec. bonds 6.50%, 10/1/53	240,000	264,329
Constellation Energy Generation, LLC sr. unsec. bonds 6.125%, 1/15/34	99,000	105,706
Constellation Energy Generation, LLC sr. unsec. bonds 5.75%, 3/15/54	184,000	185,579
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28	342,000	351,387

Global Income Trust
7

CORPORATE BONDS AND NOTES (26.4%)* cont.	Principal amount	Value
Utilities and power cont.
DTE Energy Co. sr. unsec. unsub. notes 4.95%, 7/1/27	$155,000	$155,889
Duke Energy Corp. sr. unsec. bonds 5.80%, 6/15/54	63,000	63,218
Duke Energy Corp. sr. unsec. notes 5.45%, 6/15/34	89,000	90,089
Duke Energy Corp. sr. unsec. notes 4.85%, 1/5/29	26,000	26,036
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	368,000	353,475
Electricite De France SA 144A sr. unsec. unsub. bonds 4.75%, 10/13/35 (France)	414,000	396,900
Enel Finance International NV 144A company guaranty sr. unsec. unsub. notes 7.50%, 10/14/32 (Netherlands)	410,000	466,834
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	330,000	324,267
Energy Transfer LP sr. unsec. notes 5.25%, 7/1/29	203,000	205,164
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	49,000	49,995
Exelon Corp. sr. unsec. unsub. bonds 5.45%, 3/15/34	126,000	128,269
Exelon Corp. sr. unsec. unsub. notes 5.15%, 3/15/29	383,000	388,416
FirstEnergy Transmission, LLC 144A sr. unsec. notes 4.55%, 1/15/30	155,000	152,243
Georgia Power Co. sr. unsec. unsub. bonds 5.25%, 3/15/34	275,000	279,516
Georgia Power Co. sr. unsec. unsub. notes 4.95%, 5/17/33	121,000	120,731
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	315,000	298,544
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	198,000	184,630
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/1/29	139,000	139,197
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 3.55%, 5/1/27	368,000	358,930
Pacific Gas and Electric Co. sr. bonds 6.75%, 1/15/53	170,000	186,134
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32	117,000	121,137
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	90,000	79,009
Pacific Gas and Electric Co. sr. notes 5.55%, 5/15/29	324,000	330,352
Southern Co. (The) sr. unsec. bonds 5.70%, 3/15/34	167,000	173,691
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29	26,000	26,754
Southern Co. Gas Capital Corp. company guaranty sr. unsec. unsub. notes 4.95%, 9/15/34	100,000	97,861
Virginia Electric and Power Co. sr. unsec. unsub. notes 5.05%, 8/15/34	100,000	99,421
Vistra Operations Co., LLC 144A company guaranty sr. notes 6.00%, 4/15/34	368,000	380,031
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	184,000	176,603
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.70%, 1/30/27	224,000	217,742
		7,383,267
Total corporate bonds and notes (cost $57,403,652)		$56,947,923
U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (20.2%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (6.2%)
Government National Mortgage Association Pass-Through Certificates
6.00%, 11/20/53	$2,020,701	$2,074,115
5.50%, TBA, 11/1/54	2,000,000	1,989,136
4.50%, TBA, 11/1/54	5,000,000	4,772,920
4.00%, TBA, 11/1/54	2,000,000	1,862,031
4.00%, 2/20/48	1,806,367	1,701,221
3.00%, TBA, 11/1/54	1,000,000	876,959
		13,276,382
U.S. Government Agency Mortgage Obligations (14.0%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.00%, 9/1/53	1,522,106	1,533,083
4.00%, 5/1/52	940,338	871,014
3.50%, 4/1/52	973,476	877,005
Federal National Mortgage Association Pass-Through Certificates
6.00%, 9/1/54	1,058,080	1,065,222
3.50%, 11/1/51	924,711	829,050
1.50%, 11/1/41	548,724	450,204
Uniform Mortgage-Backed Securities
6.50%, TBA, 11/1/54	5,000,000	5,103,814
6.00%, TBA, 11/1/54	1,000,000	1,006,531
5.50%, TBA, 11/1/54	6,000,000	5,943,932
4.00%, TBA, 11/1/54	2,000,000	1,847,975
3.50%, TBA, 11/1/54	1,000,000	894,103
3.00%, TBA, 11/1/54	2,000,000	1,722,042

8
Global Income Trust

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (20.2%)* cont.	Principal amount	Value
U.S. Government Agency Mortgage Obligations cont.
Uniform Mortgage-Backed Securities
2.50%, TBA, 11/1/54	$5,000,000	$4,137,096
2.00%, TBA, 11/1/54	5,000,000	3,963,977
		30,245,048
Total U.S. government and agency mortgage obligations (cost $44,268,161)		$43,521,430
U.S. TREASURY OBLIGATIONS (0.1%)*	Principal amount	Value
U.S. Treasury Notes 3.75%, 12/31/28 [i]	$112,000	$111,644
Total U.S. treasury obligations (cost $111,644)		$111,644
MORTGAGE-BACKED SECURITIES (18.9%)*	Principal amount	Value
Agency collateralized mortgage obligations (3.4%)
Federal Home Loan Mortgage Corporation
Strips FRB Ser. 406, Class F30, (US 30 Day Average SOFR + 1.15%), 6.007%, 10/25/53	$279,664	$281,694
REMICs Ser. 5160, Class IA, IO, 4.00%, 11/25/51	3,699,664	786,371
REMICs Ser. 5077, Class GI, IO, 3.50%, 2/25/51	3,203,573	610,040
REMICs IFB Ser. 4979, Class SN, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 1.079%, 6/25/50	882,508	97,446
Federal National Mortgage Association
REMICs Ser. 22-13, Class CI, IO, 3.00%, 12/25/51	4,357,377	645,392
REMICs Ser. 23-49, Class IA, IO, 3.00%, 8/25/46	423,992	53,700
REMICs IFB Ser. 19-42, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 1.079%, 8/25/49	2,585,767	288,611
Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	376,208	58,559
Ser. 14-76, IO, 5.00%, 5/20/44	191,133	38,044
Ser. 22-160, Class IB, IO, 4.50%, 2/20/50	5,559,015	1,210,401
Ser. 21-122, Class GI, IO, 4.50%, 11/20/47	5,239,931	1,125,348
Ser. 21-214, Class AI, IO, 4.00%, 12/20/51	3,247,772	629,550
Ser. 21-117, Class MI, IO, 3.50%, 5/20/42	3,115,000	468,916
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	113,435	3,287
Ser. 22-60, Class IY, IO, 3.00%, 2/20/52	4,309,544	666,644
Ser. 17-H19, Class MI, IO, 2.105%, 4/20/67 W	854,232	38,643
Ser. 16-H23, Class NI, IO, 1.906%, 10/20/66 W	1,718,606	73,907
Ser. 15-H26, Class EI, IO, 1.745%, 10/20/65 W	1,050,795	38,127
Ser. 15-H25, Class AI, IO, 1.61%, 9/20/65 W	1,296,877	23,305
Ser. 14-H12, Class BI, IO, 1.553%, 5/20/64 W	1,337,899	45,811
IFB Ser. 10-171, Class SB, IO, ((-1 x CME Term SOFR 1 Month) + 6.34%), 1.55%, 12/16/40	321,893	36,122
Ser. 17-H04, Class BI, IO, 1.459%, 2/20/67 W	1,345,102	56,759
Ser. 17-H02, Class BI, IO, 1.055%, 1/20/67 W	1,415,784	52,977
Ser. 14-H21, Class AI, IO, 0.871%, 10/20/64 W	1,211,596	45,133
Ser. 15-H26, Class DI, IO, 0.839%, 10/20/65 W	920,221	42,814
		7,417,601
Commercial mortgage-backed securities (6.2%)
ACRES Commercial Realty, Ltd. 144A FRB Ser. 21-FL1, Class A, (CME Term SOFR 1 Month + 1.31%), 6.095%, 6/15/36	431,318	429,589
AREIT CRE Trust 144A FRB Ser. 22-CRE6, Class A, 6.14%, 1/20/37 (Cayman Islands)	273,802	273,247
BANK
FRB Ser. 20-BN30, Class XA, IO, 1.282%, 12/15/53 W	3,490,392	201,226
FRB Ser. 19-BN20, Class XA, IO, 0.801%, 9/15/62 W	8,891,257	285,687
Barclays Commercial Mortgage Trust
Ser. 19-C3, Class B, 4.096%, 5/15/52	246,000	226,036
FRB Ser. 20-C8, Class XA, IO, 1.811%, 10/15/53 W	4,586,248	348,782
Bayview Opportunity Master Fund VII Trust 144A Ser. 23-1A, Class A, 6.93%, 10/28/60	152,876	155,316
CD Commercial Mortgage Trust Ser. 17-CD4, Class B, 3.947%, 5/10/50 W	323,000	295,978
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50 W	210,000	195,550
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.249%, 12/15/47 W	230,000	200,150
Citigroup Commercial Mortgage Trust
FRB Ser. 15-P1, Class C, 4.369%, 9/15/48 W	322,000	308,008
Ser. 16-P6, Class A5, 3.72%, 12/10/49 W	238,000	228,362

Global Income Trust
9

MORTGAGE-BACKED SECURITIES (18.9%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 4.944%, 11/10/46 W	$89,584	$83,637
FRB Ser. 14-CR17, Class C, 4.779%, 5/10/47 W	459,000	420,610
FRB Ser. 14-UBS6, Class C, 4.374%, 12/10/47 W	110,000	104,893
Ser. 14-CR21, Class B, 4.339%, 12/10/47 W	433,000	428,973
FRB Ser. 15-LC19, Class C, 4.235%, 2/10/48 W	367,000	348,233
Ser. 14-UBS3, Class AM, 4.012%, 6/10/47	326,000	307,561
FRB Ser. 14-CR14, Class C, 3.707%, 2/10/47 W	52,000	48,330
FRB Ser. 15-CR22, Class AM, 3.603%, 3/10/48 W	212,000	203,745
FRB Ser. 14-UBS6, Class XA, IO, 0.631%, 12/10/47 W	2,305,682	23
FRB Ser. 15-LC21, Class XA, IO, 0.608%, 7/10/48 W	8,435,601	10,090
COMM Mortgage Trust 144A FRB Ser. 13-CR13, Class D, 4.944%, 11/10/46 W	280,000	172,064
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 06-C4, Class AX, IO, 0.857%, 9/15/39 W	1,159	5
FRB Ser. 07-C2, Class AX, IO, zero %, 1/15/49 W	616,748	75
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 4.24%, 4/15/50 W	371,000	328,835
Ser. 16-C6, Class AS, 3.346%, 1/15/49	254,000	240,423
CSMC Trust FRB Ser. 16-NXSR, Class AS, 4.049%, 12/15/49 W	267,000	253,380
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.354%, 8/10/44 W	578,754	542,112
Federal Home Loan Mortgage Corporation
Multifamily Structured Pass-Through Certificates FRB Ser. K113, Class XAM, IO, 1.585%, 6/25/30 W	2,243,000	170,314
Multifamily Structured Pass-Through Certificates FRB Ser. K098, Class X1, IO, 1.14%, 8/25/29 W	2,760,811	124,590
Government National Mortgage Association
FRB Ser. 21-17, IO, 1.051%, 1/16/61 W	2,334,541	176,794
FRB Ser. 20-190, IO, 1.05%, 11/16/62 W	3,725,682	286,091
FRB Ser. 21-189, IO, 0.884%, 6/16/61 W	4,926,884	323,043
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 15-C33, Class XA, IO, 0.894%, 12/15/48 W	2,837,573	16,061
FRB Ser. 14-C22, Class XA, IO, 0.389%, 9/15/47 W	707,480	7
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 13-LC11, Class AS, 3.216%, 4/15/46	85,675	78,494
FRB Ser. 19-COR5, Class XA, IO, 1.451%, 6/13/52 W	7,802,099	377,157
FRB Ser. 06-CB17, Class X, IO, 0.93%, 12/12/43 W	256,279	4,152
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.435%, 9/15/39 W	686,987	1,298
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 14-C18, Class C, 4.727%, 10/15/47 W	191,352	186,704
FRB Ser. 15-C24, Class B, 4.321%, 5/15/48 W	253,000	241,245
FRB Ser. 15-C24, Class C, 4.321%, 5/15/48 W	313,000	289,091
FRB Ser. 15-C22, Class C, 4.197%, 4/15/48 W	659,000	565,190
FRB Ser. 13-C10, Class B, 3.982%, 7/15/46 W	299,175	272,362
Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 13-C9, Class D, 3.809%, 5/15/46 W	274,000	239,531
Morgan Stanley Capital I Trust Ser. 15-UBS8, Class B, 4.315%, 12/15/48 W	203,000	187,443
Multifamily Connecticut Avenue Securities Trust 144A FRB Ser. 19-01, Class M10, 8.221%, 10/25/49	475,969	482,026
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 23-FL5, Class A, 7.513%, 5/19/38 (Bermuda)	241,437	242,043
UBS Commercial Mortgage Trust FRB Ser. 17-C7, Class XA, IO, 0.979%, 12/15/50 W	5,384,963	136,597
Wells Fargo Commercial Mortgage Trust
Ser. 17-RC1, Class C, 4.591%, 1/15/60	199,000	185,099
FRB Ser. 15-C30, Class C, 4.489%, 9/15/58 W	342,000	322,231
Ser. 15-C31, Class AS, 4.049%, 11/15/48	293,000	288,160
FRB Ser. 20-C57, Class C, 4.023%, 8/15/53 W	167,000	150,800
Ser. 17-RC1, Class AS, 3.844%, 1/15/60	182,000	174,208
Ser. 16-BNK1, Class AS, 2.814%, 8/15/49	707,000	657,995
FRB Ser. 19-C52, Class XA, IO, 1.559%, 8/15/52 W	3,097,866	176,897
FRB Ser. 16-LC25, Class XA, IO, 0.817%, 12/15/59 W	3,884,748	51,479
WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C11, Class C, 4.007%, 3/15/45 W	295,000	278,780
Ser. 14-C23, Class A5, 3.917%, 10/15/57	5,790	5,769
FRB Ser. 13-C14, Class XA, IO, 0.348%, 6/15/46 W	238,645	2
		13,332,573

10
Global Income Trust

MORTGAGE-BACKED SECURITIES (18.9%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) (9.3%)
A&D Mortgage Trust 144A Ser. 23-NQM5, Class A1, 7.049%, 11/25/68	$759,072	$771,233
Angel Oak Mortgage Trust 144A Ser. 24-9, Class A1, stepped-coupon 5.138% (6.138%, 9/1/28), 9/25/69 ††	339,640	337,380
Arroyo Mortgage Trust 144A Ser. 19-3, Class A3, 3.416%, 10/25/48 W	65,198	61,662
BankUnited Trust FRB Ser. 05-1, Class 1A1, (CME Term SOFR 1 Month + 0.71%), 5.452%, 9/25/45	67,437	62,108
BRAVO Residential Funding Trust 144A Ser. 24-NQM2, Class A1, stepped-coupon 6.285% (7.285%, 2/1/28), 2/25/64 ††	212,745	214,406
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (CME Term SOFR 1 Month + 0.59%), 5.332%, 6/25/36	114,634	110,329
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (CME Term SOFR 1 Month + 0.29%), 5.032%, 11/25/47	153,514	132,609
COLT Mortgage Loan Trust 144A
Ser. 23-3, Class A1, 7.18%, 9/25/68	843,448	856,900
Ser. 20-2, Class A2, 3.094%, 3/25/65 W	381,882	374,878
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.96%), 6.021%, 8/25/46	94,024	83,087
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 6.001%, 6/25/46	183,115	172,833
FRB Ser. 06-OA10, Class 4A1, (CME Term SOFR 1 Month + 0.49%), 5.232%, 8/25/46	244,213	204,758
FRB Ser. 06-OA19, Class A1, (CME Term SOFR 1 Month + 0.29%), 5.054%, 2/20/47	134,790	106,541
Cross Mortgage Trust 144A
Ser. 24-H4, Class A1, stepped-coupon 6.147% (7.147%, 6/1/28), 7/25/69 ††	722,356	727,182
Ser. 24-H1, Class A1, stepped-coupon 6.085% (7.085%, 1/1/28), 12/25/68 ††	406,538	408,606
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (US 30 Day Average SOFR + 4.81%), 9.671%, 4/25/28	300,923	311,173
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1B, (US 30 Day Average SOFR + 3.70%), 8.557%, 9/25/42	24,000	25,316
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 7.807%, 6/25/42	371,324	380,619
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1B, (US 30 Day Average SOFR + 2.90%), 7.757%, 4/25/42	30,000	31,068
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 7.507%, 7/25/42	547,240	560,984
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 7.157%, 8/25/42	122,193	124,805
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M1A, (US 30 Day Average SOFR + 2.20%), 7.057%, 5/25/42	216,513	220,141
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 7.007%, 9/25/42	18,281	18,468
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-DNA1, Class M1A, (US 30 Day Average SOFR + 2.10%), 6.957%, 3/25/43	197,860	199,970
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M1A, (US 30 Day Average SOFR + 2.10%), 6.957%, 3/25/42	19,972	20,138
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA3, Class M2, (US 30 Day Average SOFR + 2.10%), 6.957%, 10/25/33	135,369	138,819
Structured Agency Credit Risk Debt FRN Ser. 23-HQA2, Class M1A, (US 30 Day Average SOFR + 2.00%), 6.857%, 6/25/43	105,763	106,304
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 6.857%, 4/25/42	85,964	86,958
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class A1, (US 30 Day Average SOFR + 1.85%), 6.707%, 11/25/43	138,653	140,326
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class M1, (US 30 Day Average SOFR + 1.85%), 6.707%, 11/25/43	99,054	99,650
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 6.707%, 1/25/42	305,000	308,378
Structured Agency Credit Risk Debt FRN Ser. 21-DNA7, Class M2, (US 30 Day Average SOFR + 1.80%), 6.657%, 11/25/41	889,000	896,951
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA5, Class M2, (US 30 Day Average SOFR + 1.65%), 6.507%, 1/25/34	90,300	90,715
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M2, (US 30 Day Average SOFR + 1.50%), 6.357%, 10/25/41	374,000	375,411

Global Income Trust
11

MORTGAGE-BACKED SECURITIES (18.9%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 24-DNA1, Class A1, (US 30 Day Average SOFR + 1.35%), 6.207%, 2/25/44	$162,549	$163,012
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 6.157%, 2/25/42	128,060	128,409
Structured Agency Credit Risk Trust REMICs FRB Ser. 24-DNA2, Class A1, (US 30 Day Average SOFR + 1.25%), 6.107%, 5/25/44	126,130	126,387
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 5.857%, 1/25/42	175,979	176,043
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA4, Class M1, (US 30 Day Average SOFR + 0.95%), 5.807%, 12/25/41	97,194	97,153
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M1, (US 30 Day Average SOFR + 0.80%), 5.657%, 10/25/41	14,443	14,435
Seasoned Credit Risk Transfer Trust FRB Ser. 17-2, Class 2, 4.00%, 8/25/56 W	199,523	197,989
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (US 30 Day Average SOFR + 7.06%), 11.921%, 8/25/28	71,329	74,915
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (US 30 Day Average SOFR + 6.86%), 11.721%, 8/25/28	119,634	125,054
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (US 30 Day Average SOFR + 6.11%), 10.971%, 9/25/28	57,750	59,350
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (US 30 Day Average SOFR + 6.01%), 10.871%, 10/25/28	28,480	29,766
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (US 30 Day Average SOFR + 5.81%), 10.671%, 4/25/28	220,386	229,023
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (US 30 Day Average SOFR + 3.76%), 8.621%, 9/25/29	72,000	75,336
Connecticut Avenue Securities Trust FRB Ser. 17-C06, Class 2M2C, (US 30 Day Average SOFR + 2.91%), 7.771%, 2/25/30	62,215	64,524
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2B, (US 30 Day Average SOFR + 2.76%), 7.621%, 2/25/30	30,559	30,756
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (US 30 Day Average SOFR + 2.46%), 7.321%, 1/25/31	62,311	63,962
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (US 30 Day Average SOFR + 2.31%), 7.171%, 8/25/30	14,373	14,764
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M2, (US 30 Day Average SOFR + 3.50%), 8.357%, 3/25/42	127,000	133,385
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M2, (US 30 Day Average SOFR + 3.10%), 7.957%, 3/25/42	120,000	124,770
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 7.857%, 1/25/42	427,000	438,334
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 7.807%, 6/25/42	114,209	117,605
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1M1, (US 30 Day Average SOFR + 2.75%), 7.607%, 5/25/42	29,897	30,655
Connecticut Avenue Securities Trust FRB Ser. 22-R08, Class 1M1, (US 30 Day Average SOFR + 2.55%), 7.407%, 7/25/42	124,443	127,625
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M1, (US 30 Day Average SOFR + 2.50%), 7.357%, 9/25/42	83,061	84,618
Connecticut Avenue Securities Trust FRB Ser. 23-R01, Class 1M1, (US 30 Day Average SOFR + 2.40%), 7.257%, 12/25/42	51,059	52,381
Connecticut Avenue Securities Trust FRB Ser. 23-R02, Class 1M1, (US 30 Day Average SOFR + 2.30%), 7.157%, 1/25/43	99,990	102,475
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (US 30 Day Average SOFR + 2.26%), 7.121%, 11/25/39	23,134	23,263
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M1, (US 30 Day Average SOFR + 2.10%), 6.957%, 3/25/42	393,187	399,581
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M1, (US 30 Day Average SOFR + 2.00%), 6.857%, 3/25/42	298,483	302,315
Connecticut Avenue Securities Trust FRB Ser. 23-R07, Class 2M1, (US 30 Day Average SOFR + 1.95%), 6.807%, 9/25/43	55,382	55,611
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M2, (US 30 Day Average SOFR + 1.90%), 6.757%, 12/25/41	264,000	267,507

12
Global Income Trust

MORTGAGE-BACKED SECURITIES (18.9%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 23-R06, Class 1M1, (US 30 Day Average SOFR + 1.70%), 6.557%, 7/25/43	$60,818	$61,039
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M2, (US 30 Day Average SOFR + 1.65%), 6.507%, 12/25/41	296,000	298,140
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 6.057%, 1/25/42	223,350	223,594
Connecticut Avenue Securities Trust FRB Ser. 24-R06, Class 1A1, (US 30 Day Average SOFR + 1.15%), 6.007%, 9/25/44	351,544	351,827
Connecticut Avenue Securities Trust FRB Ser. 24-R03, Class 2M1, (US 30 Day Average SOFR + 1.15%), 6.007%, 3/25/44	55,579	55,653
Connecticut Avenue Securities Trust FRB Ser. 24-R02, Class 1M1, (US 30 Day Average SOFR + 1.10%), 5.957%, 2/25/44	12,045	12,050
Connecticut Avenue Securities Trust FRB Ser. 24-R04, Class 1M1, (US 30 Day Average SOFR + 1.10%), 5.957%, 5/25/44	112,222	112,283
Connecticut Avenue Securities Trust FRB Ser. 24-R06, Class 1M1, (US 30 Day Average SOFR + 1.05%), 5.907%, 9/25/44	122,667	122,752
Connecticut Avenue Securities Trust FRB Ser. 24-R05, Class 2M1, (US 30 Day Average SOFR + 1.00%), 5.857%, 7/25/44	34,513	34,528
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M1, (US 30 Day Average SOFR + 1.00%), 5.857%, 12/25/41	55,995	55,989
GSAA Home Equity Trust Ser. 06-15, Class AF3A, 5.882%, 9/25/36 W	853,489	263,774
JPMorgan Mortgage Trust 144A
FRB Ser. 23-HE2, Class A1, (US 30 Day Average SOFR + 1.70%), 6.59%, 3/20/54	327,802	330,286
FRB Ser. 24-VIS2, Class A1, 5.853%, 11/25/64	615,887	619,565
Legacy Mortgage Asset Trust 144A Ser. 21-GS3, Class A1, 4.75%, 7/25/61	219,067	218,500
MFRA Trust 144A Ser. 23-INV2, Class A1, 6.775%, 10/25/58	927,812	940,088
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 4.783%, 8/26/47 W	68,247	68,155
Morgan Stanley Residential Mortgage Loan Trust 144A
Ser. 24-NQM2, Class A1, stepped-coupon 6.386% (7.386%, 5/1/28), 5/25/69 ††	382,296	385,688
FRB Ser. 24-3, Class AF, (US 30 Day Average SOFR + 1.35%), 6.207%, 7/25/54	197,426	197,539
New Residential Mortgage Loan Trust 144A FRB Ser. 18-4A, Class A1M, (CME Term SOFR 1 Month + 1.01%), 5.752%, 1/25/48	33,003	32,403
NovaStar Mortgage Funding Trust FRB Ser. 06-5, Class A2C, (CME Term SOFR 1 Month + 0.45%), 5.192%, 11/25/36	976,078	296,390
OBX Trust 144A Ser. 23-NQM7, Class A1, 6.844%, 4/25/63	384,794	390,769
PRMI Securitization Trust 144A FRB Ser. 24-CMG1, Class A1, (US 30 Day Average SOFR + 1.45%), 6.663%, 7/25/54	251,118	251,269
Radnor Re, Ltd. 144A FRB Ser. 24-1, Class M1A, (US 30 Day Average SOFR + 2.00%), 6.857%, 9/25/34	150,342	150,602
Renaissance Home Equity Loan Trust FRB Ser. 03-4, Class A1, (CME Term SOFR 1 Month + 1.15%), 5.892%, 3/25/34	124,420	105,666
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (CME Term SOFR 1 Month + 0.96%), 5.702%, 5/25/47	276,691	217,000
Verus Securitization Trust 144A FRB Ser. 24-1, Class A1, 5.712%, 1/25/69	696,340	697,348
Vista Point Securitization Trust 144A FRB Ser. 20-2, Class A2, 1.986%, 4/25/65 W	47,935	45,104
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR13, Class A1C3, (CME Term SOFR 1 Month + 1.09%), 5.832%, 10/25/45	85,806	82,356
FRB Ser. 05-AR9, Class A1C3, (CME Term SOFR 1 Month + 1.07%), 5.812%, 7/25/45	162,241	160,618
FRB Ser. 05-AR1, Class A1B, (CME Term SOFR 1 Month + 0.89%), 5.632%, 1/25/45	93,063	88,021
FRB Ser. 05-AR2, Class 2A1B, (CME Term SOFR 1 Month + 0.85%), 5.592%, 1/25/45	96,428	96,324
Washington Mutual Asset-Backed Certificates Trust FRB Ser. 06-HE2, Class A3, (CME Term SOFR 1 Month + 0.41%), 5.152%, 5/25/36	449,973	350,500
		20,007,529
Total mortgage-backed securities (cost $40,752,558)		$40,757,703
COLLATERALIZED LOAN OBLIGATIONS (4.2%)*	Principal amount	Value
AIMCO CLO 17, Ltd. 144A FRB Ser. 24-17A, Class AIR, (CME Term SOFR 3 Month + 1.35%), 5.982%, 7/20/37 (Jersey)	$350,000	$351,487
Allegro CLO XII, Ltd. 144A FRB Ser. 24-1A, Class A1R, (CME Term SOFR 3 Month + 1.44%), 6.724%, 7/21/37 (Cayman Islands)	250,000	250,655
Apex Credit CLO II, Ltd. 144A FRB Ser. 24-2A, Class A, (CME Term SOFR 3 Month + 1.52%), 6.689%, 7/25/37 (Cayman Islands)	250,000	251,064

Global Income Trust
13

COLLATERALIZED LOAN OBLIGATIONS (4.2%)* cont.	Principal amount	Value
Balboa Bay Loan Funding, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 6.529%, 7/20/34	$250,000	$250,635
Birch Grove CLO 2, Ltd. 144A FRB Ser. 24-2A, Class A1R, (CME Term SOFR 3 Month + 1.40%), 6.017%, 10/19/37 (Cayman Islands)	250,000	250,910
Birch Grove CLO 8, Ltd. 144A FRB Ser. 24-8A, Class A1, (CME Term SOFR 3 Month + 1.63%), 6.247%, 4/20/37 (Jersey)	150,000	150,882
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.088%, 10/15/34 (Cayman Islands)	250,000	250,594
CBAM CLO Management, Ltd. 144A FRB Ser. 21-2A, Class AR, (CME Term SOFR 3 Month + 1.45%), 6.099%, 7/17/34 (Cayman Islands)	175,000	175,329
CIFC Funding, Ltd. 144A FRB Ser. 21-1A, Class BRR, (CME Term SOFR 3 Month + 1.96%), 7.244%, 10/21/31	350,000	351,070
CIFC Funding, Ltd. 144A FRB Ser. 24-4A, Class AR, (CME Term SOFR 3 Month + 1.36%), 6.533%, 7/23/37 (Cayman Islands)	250,000	250,114
CQS US CLO, Ltd. 144A FRB Ser. 21-1A, Class A, (CME Term SOFR 3 Month + 1.48%), 6.099%, 1/20/35 (Cayman Islands)	400,000	400,720
Diameter Capital CLO, Ltd. 144A FRB Ser. 24-7A, Class A1A, (CME Term SOFR 3 Month + 1.48%), 6.806%, 7/20/37 (Cayman Islands)	250,000	250,222
Elevation CLO, Ltd. 144A FRB Ser. 21-13A, Class A1, (CME Term SOFR 3 Month + 1.45%), 6.108%, 7/15/34 (Cayman Islands)	250,000	250,601
Ellington CLO III, Ltd. 144A FRB Ser. 18-3A, Class B, (CME Term SOFR 3 Month + 2.26%), 6.879%, 7/20/30	250,000	250,786
Elmwood CLO 27, Ltd. 144A FRB Ser. 24-3A, Class A, (CME Term SOFR 3 Month + 1.52%), 6.152%, 4/18/37	300,000	301,729
Elmwood CLO 33, Ltd. 144A FRB Ser. 24-9RA, Class AR, (CME Term SOFR 3 Month + 1.38%), 6.503%, 10/21/37 (Cayman Islands)	250,000	251,606
Elmwood CLO I, Ltd. 144A FRB Ser. 24-1A, Class A1RR, (CME Term SOFR 3 Month + 1.52%), 6.137%, 4/20/37 (Cayman Islands)	225,000	225,880
Elmwood CLO III, Ltd. 144A FRB Ser. 24-3A, Class A1RR, (CME Term SOFR 3 Month + 1.38%), 6.012%, 7/18/37 (Cayman Islands)	250,000	251,721
GoldenTree Loan Management US CLO 9, Ltd. 144A FRB Ser. 24-9A, Class AR, (CME Term SOFR 3 Month + 1.50%), 6.117%, 4/20/37	250,000	251,185
Hayfin US XIV, Ltd. 144A FRB Ser. 21-14A, Class A1, (CME Term SOFR 3 Month + 1.49%), 6.109%, 7/20/34 (Cayman Islands)	250,000	250,731
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (CME Term SOFR 3 Month + 1.43%), 6.049%, 7/28/34	500,000	500,748
Magnetite XL, Ltd. 144A FRB Ser. 24-40A, Class A1, (CME Term SOFR 3 Month + 1.45%), 6.782%, 7/15/37 (Cayman Islands)	250,000	250,658
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1, (CME Term SOFR 3 Month + 1.51%), 6.168%, 8/26/34 (Cayman Islands)	250,000	250,684
Neuberger Berman CLO XVII, Ltd. 144A FRB Ser. 24-17A, Class AR3, (CME Term SOFR 3 Month + 1.40%), 6.032%, 7/22/38 (Cayman Islands)	300,000	301,329
Neuberger Berman Loan Advisers CLO, Ltd. 144A FRB Ser. 24-25A, Class AR2, (CME Term SOFR 3 Month + 1.40%), 6.032%, 7/18/38 (Cayman Islands)	250,000	250,975
Oaktree CLO, Ltd. 144A FRB Ser. 24-4A, Class ARR, (CME Term SOFR 3 Month + 1.51%), 6.127%, 7/20/37 (Cayman Islands)	250,000	250,731
Palmer Square CLO, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.91%), 6.568%, 1/15/35 (Cayman Islands)	400,000	400,921
Rockland Park CLO, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 6.529%, 4/20/34 (Cayman Islands)	350,000	350,971
RR 29, Ltd. 144A FRB Ser. 24-29RA, Class A1R, (CME Term SOFR 3 Month + 1.39%), 6.046%, 7/15/39 (Cayman Islands)	250,000	250,855
Shackleton XIV CLO, Ltd. 144A FRB Ser. 21-14A, Class BR, (CME Term SOFR 3 Month + 2.06%), 6.679%, 7/20/34 (Cayman Islands)	250,000	250,881
Venture XIX CLO, Ltd. 144A FRB Ser. 18-19A, Class ARR, (CME Term SOFR 3 Month + 1.52%), 6.178%, 1/15/32 (Cayman Islands)	229,391	229,800
Wise CLO, Ltd. 144A FRB Ser. 24-2A, Class A, (CME Term SOFR 3 Month + 1.46%), 6.76%, 7/15/37 (Cayman Islands)	400,000	401,904
Zais CLO 16, Ltd. 144A FRB Ser. 21-16A, Class A1R, (CME Term SOFR 3 Month + 1.68%), 6.299%, 10/20/34	250,000	250,836
Total collateralized loan obligations (cost $9,112,499)		$9,159,214
ASSET-BACKED SECURITIES (1.0%)*	Principal amount	Value
Station Place Securitization Trust 144A
FRB Ser. 24-10, Class A, (CME Term SOFR 1 Month + 0.90%), 5.643%, 10/27/25	$750,000	$748,013
FRB Ser. 24-2, Class A, (CME Term SOFR 1 Month + 0.90%), 5.643%, 6/22/25	660,000	660,327
FRB Ser. 24-5, Class A, (CME Term SOFR 1 Month + 0.90%), 5.643%, 8/4/25	685,000	685,342
Total asset-backed securities (cost $2,095,000)		$2,093,682

14
Global Income Trust

SHORT-TERM INVESTMENTS (13.0%)*	Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 4.95% L	Shares 25,806,699	$25,806,699
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82% P	Shares 887,000	887,000
U.S. Treasury Bills 5.092%, 11/19/24 # Δ Ф	$700,000	698,384
U.S. Treasury Bills 4.630%, 1/16/25 # Ф	500,000	495,301
U.S. Treasury Bills 4.615%, 1/9/25 Δ Ф	200,000	198,290
Total short-term investments (cost $28,085,470)		$28,085,674
TOTAL INVESTMENTS
Total investments (cost $260,345,930)	$252,350,390
Key to holding’s currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan (Onshore)
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thai Baht
USD /$	United States Dollar
Key to holding’s abbreviations
BKNT	Bank Note
bp	Basis Points
CME	Chicago Mercantile Exchange
CMT	U.S. Constant Maturity Treasury
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
OTC	Over-the-counter
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2023 through October 31, 2024 (the reporting period). Within the following notes to the portfolio, references to “Franklin Advisers” represent Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $215,664,806.
††	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
Global Income Trust
15

#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $501,268 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
Δ	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $242,673 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
Ф	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $574,043 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
[i]	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Note 1 to the financial statements regarding TBA commitments.
The dates shown on debt obligations are the original maturity dates.
DIVERSIFICATION BY COUNTRY ⌂
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	62.9%	Switzerland	1.2%
	Japan	7.7	Netherlands	0.9
	France	4.4	Mexico	0.8
	Cayman Islands	2.8	Australia	0.7
	Germany	2.4	Ireland	0.7
	Italy	2.3	Indonesia	0.6
	United Kingdom	2.3	Belgium	0.6
	Spain	1.9	Other	6.1
	Canada	1.7	Total	100.0%
⌂	Methodology differs from that used for purposes of complying with the fund's policy regarding investments in securities of foreign issuers, as discussed further in the fund's prospectus.
FORWARD CURRENCY CONTRACTS at 10/31/24 (aggregate face value $68,909,452)
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Bank of America N.A.
	Australian Dollar	Sell	1/22/25	$264,525	$276,780	$12,255
	British Pound	Buy	12/18/24	184,763	188,783	(4,020)
	Canadian Dollar	Sell	1/22/25	1,225,816	1,265,927	40,111
	Chinese Yuan (Offshore)	Buy	11/20/24	1,334,069	1,335,947	(1,878)
	Czech Koruna	Buy	12/18/24	88,764	91,635	(2,871)
	Euro	Sell	12/18/24	5,269,974	5,244,751	(25,223)
	Israeli Shekel	Sell	1/22/25	60,595	59,715	(880)
	Japanese Yen	Buy	11/20/24	206,673	219,758	(13,085)
	Mexican Peso	Sell	1/22/25	173,078	177,714	4,636
	New Zealand Dollar	Sell	1/22/25	119,582	125,363	5,781
	Norwegian Krone	Sell	12/18/24	73,924	76,706	2,782
	Polish Zloty	Sell	12/18/24	136,906	142,516	5,610
	Singapore Dollar	Sell	11/20/24	80,103	80,015	(88)
	Swedish Krona	Sell	12/18/24	163,077	169,736	6,659
	Swiss Franc	Sell	12/18/24	75,756	77,196	1,440
Barclays Bank PLC
	Australian Dollar	Sell	1/22/25	17,187	17,548	361
	Canadian Dollar	Sell	1/22/25	219,464	226,681	7,217

16
Global Income Trust

FORWARD CURRENCY CONTRACTS at 10/31/24 (aggregate face value $68,909,452) cont.
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Barclays Bank PLC cont.
	Euro	Sell	12/18/24	$5,885	$5,944	$59
	Norwegian Krone	Sell	12/18/24	5,210	5,408	198
	Polish Zloty	Buy	12/18/24	36,597	38,103	(1,506)
	Swiss Franc	Sell	12/18/24	305,239	311,869	6,630
Citibank, N.A.
	Australian Dollar	Buy	1/22/25	52,220	54,653	(2,433)
	British Pound	Sell	12/18/24	212,870	217,584	4,714
	Canadian Dollar	Sell	1/22/25	389,590	402,370	12,780
	Chinese Yuan (Offshore)	Buy	11/20/24	411,051	410,702	349
	Danish Krone	Sell	12/18/24	134,175	137,277	3,102
	Euro	Buy	12/18/24	750,752	768,626	(17,874)
	Japanese Yen	Buy	11/20/24	100,355	105,314	(4,959)
	Norwegian Krone	Sell	12/18/24	47,573	49,346	1,773
	Romanian Leu	Buy	12/18/24	75,286	76,826	(1,540)
Goldman Sachs International
	Australian Dollar	Buy	1/22/25	21,533	22,535	(1,002)
	Chinese Yuan (Offshore)	Sell	11/20/24	169,054	168,983	(71)
	Indonesian Rupiah	Buy	11/20/24	417,688	407,766	9,922
	Japanese Yen	Buy	11/20/24	709,286	758,725	(49,439)
	Norwegian Krone	Sell	12/18/24	3,537	3,671	134
	Polish Zloty	Sell	12/18/24	90,431	94,166	3,735
	South Korean Won	Buy	11/20/24	304,204	307,109	(2,905)
	Swedish Krona	Sell	12/18/24	130,009	135,252	5,243
HSBC Bank USA, National Association
	Canadian Dollar	Buy	1/22/25	675,607	697,699	(22,092)
	Chinese Yuan (Offshore)	Buy	11/20/24	5,858,492	5,856,776	1,716
	Czech Koruna	Buy	12/18/24	101,335	104,593	(3,258)
	Euro	Sell	12/18/24	6,580,656	6,726,235	145,579
	Japanese Yen	Sell	11/20/24	317,323	337,650	20,327
	Mexican Peso	Buy	1/22/25	19,501	20,028	(527)
	Norwegian Krone	Sell	12/18/24	15,740	16,331	591
	Swiss Franc	Buy	12/18/24	125,216	127,937	(2,721)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	1/22/25	63,810	66,786	(2,976)
	British Pound	Sell	12/18/24	1,379,081	1,408,840	29,759
	Canadian Dollar	Buy	1/22/25	13,613	14,059	(446)
	Chinese Yuan (Offshore)	Buy	11/20/24	172,413	170,153	2,260
	Danish Krone	Sell	12/18/24	65,582	67,105	1,523
	Euro	Sell	12/18/24	2,336,822	2,387,016	50,194
	Japanese Yen	Sell	11/20/24	4,842,283	5,149,028	306,745
	Norwegian Krone	Sell	12/18/24	27,351	28,350	999
	Singapore Dollar	Buy	11/20/24	191,807	191,592	215
	South Korean Won	Buy	11/20/24	805,684	813,406	(7,722)
Morgan Stanley & Co. International PLC
	Australian Dollar	Sell	1/22/25	143,820	150,526	6,706
	British Pound	Sell	12/18/24	147,372	147,824	452
	Canadian Dollar	Sell	1/22/25	156,153	161,278	5,125
	Chinese Yuan (Offshore)	Buy	11/20/24	123,367	123,314	53
	Danish Krone	Buy	12/18/24	82,200	84,117	(1,917)
	Euro	Sell	12/18/24	842,838	860,886	18,048
	Japanese Yen	Sell	11/20/24	4,803,603	5,118,162	314,559
	Mexican Peso	Sell	1/22/25	98,430	101,041	2,611
	New Zealand Dollar	Sell	1/22/25	200,577	210,341	9,764

Global Income Trust
17

	FORWARD CURRENCY CONTRACTS at 10/31/24 (aggregate face value $68,909,452) cont.
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	NatWest Markets PLC
		Australian Dollar	Buy	1/22/25	$104,045	$109,040	$(4,995)
		British Pound	Sell	12/18/24	1,187,613	1,213,085	25,472
		Canadian Dollar	Buy	1/22/25	92,914	95,954	(3,040)
		Chinese Yuan (Offshore)	Buy	11/20/24	1,132,248	1,131,763	485
		Euro	Sell	12/18/24	1,986,130	2,018,787	32,657
		Japanese Yen	Buy	11/20/24	225,753	244,395	(18,642)
		Swedish Krona	Sell	12/18/24	117,592	122,332	4,740
		Swiss Franc	Buy	12/18/24	27,696	28,299	(603)
	State Street Bank and Trust Co.
		Australian Dollar	Sell	1/22/25	597,932	625,678	27,746
		British Pound	Buy	12/18/24	1,251,307	1,278,100	(26,793)
		Canadian Dollar	Sell	1/22/25	249,643	257,851	8,208
		Chinese Yuan (Offshore)	Buy	11/20/24	1,106,481	1,109,157	(2,676)
		Euro	Sell	12/18/24	830,415	846,027	15,612
		Hong Kong Dollar	Buy	11/20/24	25,632	25,641	(9)
		Hungarian Forint	Buy	12/18/24	43,175	45,706	(2,531)
		Israeli Shekel	Buy	1/22/25	104,310	102,833	1,477
		Japanese Yen	Buy	11/20/24	260,827	275,659	(14,832)
		New Zealand Dollar	Sell	1/22/25	119,821	125,614	5,793
		Norwegian Krone	Sell	12/18/24	57,412	59,614	2,202
		Polish Zloty	Buy	12/18/24	150	156	(6)
		Singapore Dollar	Buy	11/20/24	125,118	126,539	(1,421)
		Swedish Krona	Sell	12/18/24	38,135	39,667	1,532
	Toronto-Dominion Bank
		Australian Dollar	Buy	1/22/25	7,573	7,924	(351)
		British Pound	Buy	12/18/24	283,913	289,393	(5,480)
		Canadian Dollar	Buy	1/22/25	12,533	12,943	(410)
		Chinese Yuan (Offshore)	Buy	11/20/24	290,439	290,274	165
		Euro	Buy	12/18/24	735,822	751,630	(15,808)
		Japanese Yen	Buy	11/20/24	236,516	251,509	(14,993)
		Norwegian Krone	Sell	12/18/24	115,990	120,364	4,374
	UBS AG
		Australian Dollar	Buy	1/22/25	147,573	154,426	(6,853)
		British Pound	Sell	12/18/24	720,485	736,633	16,148
		Canadian Dollar	Buy	1/22/25	487,546	503,435	(15,889)
		Chinese Yuan (Offshore)	Buy	11/20/24	175,478	175,397	81
		Euro	Buy	12/18/24	7,259,482	7,415,870	(156,388)
		Japanese Yen	Buy	11/20/24	395,800	426,976	(31,176)
		New Zealand Dollar	Sell	1/22/25	22,313	23,398	1,085
		Swedish Krona	Sell	12/18/24	223,444	232,658	9,214
		Swiss Franc	Sell	12/18/24	100,194	103,163	2,969
		Thai Baht	Buy	11/20/24	523	501	22
	WestPac Banking Corp.
		Australian Dollar	Buy	1/22/25	68,552	74,425	(5,873)
		Euro	Buy	12/18/24	1,731,556	1,768,708	(37,152)
		New Zealand Dollar	Sell	1/22/25	58,146	59,370	1,224
		Swedish Krona	Buy	12/18/24	46,397	48,383	(1,986)
		Thai Baht	Sell	11/20/24	188,863	180,102	(8,761)
	Unrealized appreciation						1,213,923
	Unrealized (depreciation)						(548,101)
	Total						$665,822
*	The exchange currency for all contracts listed is the United States Dollar.

18
Global Income Trust

FUTURES CONTRACTS OUTSTANDING at 10/31/24
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Australian Government Treasury Bond 3 yr (Long)	1	$69,477	$69,477	Dec-24	$(1,175)
Australian Government Treasury Bond 10 yr (Long)	1	73,605	73,605	Dec-24	(3,524)
Canadian Government Bond 10 yr (Long)	9	788,530	788,530	Dec-24	(15,009)
Euro-Bobl 5 yr (Long)	7	899,624	899,624	Dec-24	(6,554)
Euro-Bund 10 yr (Long)	10	1,433,655	1,433,654	Dec-24	(16,216)
Euro-Buxl 30 yr (Long)	5	719,873	719,873	Dec-24	(11,861)
Euro-Schatz 2 yr (Long)	17	1,970,111	1,970,111	Dec-24	(1,494)
Japanese Government Bond 10 yr (Short)	10	9,489,930	9,489,930	Dec-24	15,122
U.S. Treasury Bond 30 yr (Long)	16	1,887,500	1,887,500	Dec-24	(108,364)
U.S. Treasury Bond Ultra 30 yr (Long)	14	1,758,750	1,758,750	Dec-24	(119,400)
U.S. Treasury Note 2 yr (Short)	41	8,443,758	8,443,758	Dec-24	74,570
U.S. Treasury Note 5 yr (Long)	51	5,468,953	5,468,953	Dec-24	(130,632)
U.S. Treasury Note 10 yr (Long)	34	3,755,938	3,755,938	Dec-24	(126,815)
U.S. Treasury Note Ultra 10 yr (Long)	8	910,000	910,000	Dec-24	(35,966)
Unrealized appreciation					89,692
Unrealized (depreciation)					(577,010)
Total					$(487,318)
FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 10/31/24
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
3.725/US SOFR/Nov-36 (Purchased)	Nov-26/3.725		$2,565,500	$(125,453)	$(3,561)
(4.225)/US SOFR/Nov-36 (Purchased)	Nov-26/4.225		2,565,500	(131,354)	(41,205)
(3.61)/US SOFR/Oct-34 (Purchased)	Oct-29/3.61		1,043,900	(40,973)	3,132
3.61/US SOFR/Oct-34 (Purchased)	Oct-29/3.61		1,043,900	(40,973)	(2,903)
(3.987)/US SOFR/Mar-40 (Purchased)	Mar-30/3.987		1,007,700	(72,806)	(3,798)
3.987/US SOFR/Mar-40 (Purchased)	Mar-30/3.987		1,007,700	(72,806)	5,652
3.428/US SOFR/Aug-37 (Purchased)	Aug-27/3.428		658,500	(37,897)	(9,681)
(3.428)/US SOFR/Aug-37 (Purchased)	Aug-27/3.428		658,500	(37,897)	7,461
Barclays Bank PLC
3.10/US SOFR/Dec-42 (Purchased)	Dec-32/3.10		7,637,300	(323,135)	47,886
3.00/US SOFR/Dec-48 (Purchased)	Dec-38/3.00		6,306,700	(418,134)	12,431
Citibank, N.A.
(2.585)/6 month EUR-EURIBOR/Jul-30 (Purchased)	Jul-25/2.585	EUR	3,723,800	(63,400)	(31,870)
(2.588)/6 month EUR-EURIBOR/Jul-32 (Written)	Jul-27/2.588	EUR	3,723,800	111,406	(6,023)
2.588/6 month EUR-EURIBOR/Jul-32 (Written)	Jul-27/2.588	EUR	3,723,800	111,406	26,531
2.585/6 month EUR-EURIBOR/Jul-30 (Purchased)	Jul-25/2.585	EUR	3,723,800	(63,400)	19,864
Deutsche Bank AG
2.98/US SOFR/Mar-35 (Written)	Mar-30/2.98		$8,012,600	370,983	(89,188)
(2.98)/US SOFR/Mar-35 (Written)	Mar-30/2.98		8,012,600	370,983	148,361
(4.8525)/6 month AUD-BBR-BBSW/May-39 (Purchased)	May-29/4.8525	AUD	5,569,600	(244,044)	(8,881)
4.8525/6 month AUD-BBR-BBSW/May-39 (Purchased)	May-29/4.8525	AUD	5,569,600	(244,044)	(36,133)
(4.495)/6 month AUD-BBR-BBSW/Jul-35 (Purchased)	Jul-25/4.495	AUD	4,965,000	(109,368)	(10,198)
4.495/6 month AUD-BBR-BBSW/Jul-35 (Purchased)	Jul-25/4.495	AUD	4,965,000	(109,368)	(35,442)
(4.448)/6 month AUD-BBR-BBSW/Aug-34 (Written)	Aug-29/4.448	AUD	4,675,000	102,115	27,720
4.448/6 month AUD-BBR-BBSW/Aug-34 (Written)	Aug-29/4.448	AUD	4,675,000	102,115	(19,558)
(4.381)/6 month AUD-BBR-BBSW/Aug-34 (Written)	Aug-29/4.381	AUD	3,828,800	84,626	24,006
4.381/6 month AUD-BBR-BBSW/Aug-34 (Written)	Aug-29/4.381	AUD	3,828,800	84,626	(21,191)
(2.25)/6 month EUR-EURIBOR/Apr-54 (Written)	Apr-34/2.25	EUR	268,400	37,739	(3,188)
2.25/6 month EUR-EURIBOR/Apr-54 (Written)	Apr-34/2.25	EUR	268,400	37,739	4,915
Goldman Sachs International
2.35/US SOFR/Mar-59 (Purchased)	Mar-29/2.35		$3,241,000	(693,385)	(25,717)
2.85/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	5,969,200	(56,149)	1,169
(2.85)/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	5,969,200	(56,149)	(30,257)

Global Income Trust
19

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 10/31/24 cont.
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
JPMorgan Chase Bank N.A.
3.515/US SOFR/Dec-40 (Written)	Dec-30/3.515		$5,299,300	$441,990	$(59,617)
(3.515)/US SOFR/Dec-40 (Written)	Dec-30/3.515		5,299,300	416,058	42,151
(3.0925)/US SOFR/Mar-43 (Written)	Mar-33/3.0925		499,800	78,893	11,961
3.0925/US SOFR/Mar-43 (Written)	Mar-33/3.0925		499,800	78,893	(11,487)
2.495/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	1,458,600	(90,707)	(74,090)
(2.495)/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	1,458,600	(90,707)	184,354
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	261,200	(9,791)	(8,258)
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	261,200	(9,791)	29,853
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	163,800	(5,110)	19,748
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	163,800	(5,110)	(4,927)
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	125,100	(7,399)	(6,872)
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	125,100	(7,399)	27,238
2.602/6 month EUR-EURIBOR/Jul-31 (Purchased)	Jul-26/2.602	EUR	19,363,700	(471,235)	74,036
(2.602)/6 month EUR-EURIBOR/Jul-31 (Purchased)	Jul-26/2.602	EUR	19,363,700	(471,235)	(154,686)
2.64/6 month EUR-EURIBOR/Jul-30 (Written)	Jul-25/2.64	EUR	11,171,400	186,078	102,585
(2.64)/6 month EUR-EURIBOR/Jul-30 (Written)	Jul-25/2.64	EUR	11,171,400	186,078	(83,579)
2.622/6 month EUR-EURIBOR/Jul-32 (Written)	Jul-27/2.622	EUR	7,447,600	221,119	57,688
(2.622)/6 month EUR-EURIBOR/Jul-32 (Written)	Jul-27/2.622	EUR	7,447,600	221,119	(19,580)
1.201/6 month EUR-EURIBOR/Apr-39 (Purchased)	Apr-29/1.201	EUR	3,289,500	(65,444)	(8,813)
(4.201)/6 month EUR-EURIBOR/Apr-39 (Purchased)	Apr-29/4.201	EUR	3,289,500	(82,424)	(28,038)
2.665/6 month EUR-EURIBOR/Apr-43 (Written)	Apr-33/2.665	EUR	1,283,700	106,934	17,137
(2.665)/6 month EUR-EURIBOR/Apr-43 (Written)	Apr-33/2.665	EUR	1,283,700	106,934	(5,319)
Morgan Stanley & Co. International PLC
2.492/6 month EUR-EURIBOR/Jun-51 (Written)	Jun-31/2.492	EUR	4,069,700	519,045	113,986
(2.492)/6 month EUR-EURIBOR/Jun-51 (Written)	Jun-31/2.492	EUR	4,069,700	519,045	(70,851)
(2.952)/6 month EUR-EURIBOR/Jun-49 (Purchased)	Jun-29/2.952	EUR	3,678,700	(292,054)	(73,828)
2.634/6 month EUR-EURIBOR/Jun-47 (Purchased)	Jun-27/2.634	EUR	3,255,700	(296,674)	56,556
(2.634)/6 month EUR-EURIBOR/Jun-47 (Purchased)	Jun-27/2.634	EUR	3,255,700	(296,674)	(103,401)
(2.352)/6 month EUR-EURIBOR/Aug-49 (Purchased)	Aug-29/2.352	EUR	1,359,100	(188,947)	(21,606)
2.352/6 month EUR-EURIBOR/Aug-49 (Purchased)	Aug-29/2.352	EUR	1,359,100	(188,947)	(3,062)
UBS AG
2.70/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	1,140,000	(69,219)	(26,651)
(2.70)/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	1,140,000	(69,219)	43,980
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	975,900	(51,942)	(23,250)
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	975,900	(51,942)	60,558
Unrealized appreciation					1,170,959
Unrealized (depreciation)					(1,166,709)
Total					$4,250
TBA SALE COMMITMENTS OUTSTANDING at 10/31/24 (proceeds receivable $8,940,117)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 6.00%, 11/1/54	$1,000,000	11/14/24	$1,006,531
Uniform Mortgage-Backed Securities, 5.00%, 11/1/54	5,000,000	11/14/24	4,858,935
Uniform Mortgage-Backed Securities, 4.50%, 11/1/54	3,000,000	11/14/24	2,848,384
Total			$8,713,850
CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/24
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$3,035,700	$5,604E	$(59)	11/27/39	3.869% — Annually	US SOFR — Annually	$(5,663)
545,600	600E	(8)	3/18/36	3.757% — Annually	US SOFR — Annually	(608)
579,700	1,861E	(20)	2/20/59	3.485% — Annually	US SOFR — Annually	1,842
9,577,400	42,083	(36)	3/18/26	US SOFR — Annually	4.413% — Annually	(9,171)

20
Global Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/24 cont.
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	$1,786,900	$1,086E	$(27)	3/21/39	3.815% — Annually	US SOFR — Annually	$1,060
	180,900	1,795E	(3)	3/31/38	US SOFR — Annually	3.93% — Annually	1,792
	2,121,900	20,041E	(32)	3/21/39	US SOFR — Annually	3.958% — Annually	20,010
	1,242,100	12,627E	(42)	3/14/59	US SOFR — Annually	3.57% — Annually	12,585
	133,600	2,807E	(5)	2/20/59	US SOFR — Annually	3.642% — Annually	2,803
	744,000	6,481E	(25)	12/18/58	3.455% — Annually	US SOFR — Annually	6,456
	221,600	1,637E	(8)	3/14/59	US SOFR — Annually	3.456% — Annually	(1,644)
	15,243,000	159,960	263,227	9/18/26	4.55% — Annually	US SOFR — Annually	105,267
	8,896,000	221,350	(268,605)	9/18/29	US SOFR — Annually	4.35% — Annually	(50,597)
	233,900	7,185	(19,617)	9/18/34	US SOFR — Annually	4.15% — Annually	(12,577)
	3,695,000	200,321	335,397	9/18/54	3.95% — Annually	US SOFR — Annually	138,270
	46,000	64E	616	12/18/26	3.80% — Annually	US SOFR — Annually	680
	26,557,000	184,438E	568,798	12/18/29	3.60% — Annually	US SOFR — Annually	753,236
	7,999,000	238,354E	10,641	12/18/34	3.40% — Annually	US SOFR — Annually	248,996
	6,392,000	496,882E	(97,286)	12/18/54	US SOFR — Annually	3.20% — Annually	(594,168)
	2,617,000	1,170E	33,392	12/18/26	3.85% — Annually	US SOFR — Annually	34,562
	3,435,000	16,117E	(77,555)	12/18/29	US SOFR — Annually	3.65% — Annually	(93,672)
	1,110,000	28,496E	(2,768)	12/18/34	3.45% — Annually	US SOFR — Annually	25,728
	186,000	12,796E	7,215	12/18/54	US SOFR — Annually	3.25% — Annually	(5,581)
AUD	448,300	2,413E	(6)	1/27/43	4.91% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	2,408
AUD	2,482,000	1,691	(13)	2/15/29	6 month AUD-BBR-BBSW — Semiannually	4.226% — Semiannually	(2,701)
AUD	449,500	112E	(6)	4/7/40	5.092% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	107
AUD	10,074,000	57,963E	16,984	12/18/26	3.61% — Quarterly	3 month AUD-BBR-BBSW — Quarterly	74,947
AUD	6,273,900	213,908E	12,376	12/18/34	6 month AUD-BBR-BBSW — Semiannually	3.92% — Semiannually	(201,531)
AUD	4,478,000	77,644E	26,686	12/18/29	6 month AUD-BBR-BBSW — Semiannually	3.701% — Semiannually	(50,958)
AUD	980,000	34,392E	2,515	12/18/34	6 month AUD-BBR-BBSW — Semiannually	3.901% — Semiannually	(31,877)
AUD	14,187,000	271,336E	28,267	12/18/29	3.64% — Semiannually	3 month AUD-BBR-BBSW — Semiannually	299,604
AUD	24,825,200	19,360	(40)	10/15/25	3 month AUD-BBR-BBSW — Quarterly	4.14% — Quarterly	(21,806)
CAD	4,948,000	2,903E	(7,659)	12/18/26	Canadian Overnight Repo Rate — Semiannually	2.93% — Semiannually	(4,755)
CAD	1,685,000	26,924E	2,079	12/18/34	2.79% — Semiannually	Canadian Overnight Repo Rate — Semiannually	29,003
CAD	540,000	3,359E	(1,778)	12/18/29	Canadian Overnight Repo Rate — Semiannually	2.651% — Semiannually	(5,137)
CAD	690,000	10,557E	(1,174)	12/18/34	Canadian Overnight Repo Rate — Semiannually	2.801% — Semiannually	(11,731)
CAD	590,000	15,664E	(1,096)	12/18/54	Canadian Overnight Repo Rate — Semiannually	2.901% — Semiannually	(16,760)
CHF	1,220,000	25,123E	(901)	12/18/34	Swiss Average Rate Overnight — Annually	0.71% — Annually	24,223
CNY	186,925,000	137,022E	(14,812)	12/18/29	China Fixing Repo Rates 7 Day — Quarterly	1.66% — Quarterly	(151,834)
EUR	507,200	20,396E	(18)	11/24/48	6 month EUR-EURIBOR — Semiannually	2.545% — Annually	20,378

Global Income Trust
21

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/24 cont.
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
EUR	797,600	$17,837E	$(17)	2/23/44	6 month EUR-EURIBOR — Semiannually	2.69% — Annually	$17,820
EUR	1,322,600	32,246	(46)	10/8/44	6 month EUR-EURIBOR — Semiannually	2.54% — Annually	31,590
EUR	2,236,300	115,881	(77)	10/8/44	2.70% — Annually	6 month EUR-EURIBOR — Semiannually	(111,581)
EUR	151,600	8,101E	(5)	6/2/46	2.675% — Annually	6 month EUR-EURIBOR — Semiannually	(8,106)
EUR	1,130,200	32,041E	(39)	6/20/49	6 month EUR-EURIBOR — Semiannually	2.452% — Annually	32,002
EUR	318,600	10,214E	(11)	6/2/46	6 month EUR-EURIBOR — Semiannually	2.456% — Annually	10,203
EUR	435,500	21,372E	(15)	6/30/47	2.634% — Annually	6 month EUR-EURIBOR — Semiannually	(21,387)
EUR	765,100	34,588E	(28)	7/2/51	6 month EUR-EURIBOR — Semiannually	2.492% — Annually	34,560
EUR	253,800	3,453E	(9)	8/8/49	2.352% — Annually	6 month EUR-EURIBOR — Semiannually	(3,462)
EUR	6,223,000	13,802E	25,091	12/18/26	2.43% — Annually	6 month EUR-EURIBOR — Semiannually	11,289
EUR	2,206,400	6,607E	(4,843)	12/18/34	6 month EUR-EURIBOR — Semiannually	2.38% — Annually	(11,451)
EUR	4,040,000	10,740E	(13,879)	12/18/26	6 month EUR-EURIBOR — Semiannually	2.451% — Annually	(3,139)
EUR	2,050,000	1,597E	(9,120)	12/18/29	6 month EUR-EURIBOR — Semiannually	2.351% — Annually	(7,523)
EUR	4,330,000	45,833E	34,051	12/18/34	6 month EUR-EURIBOR — Semiannually	2.301% — Annually	(11,781)
EUR	440,000	8,704E	(613)	12/18/54	6 month EUR-EURIBOR — Semiannually	2.251% — Annually	8,092
EUR	10,501,000	29,687E	(22,192)	12/18/29	6 month EUR-EURIBOR — Semiannually	2.28% — Annually	(51,879)
EUR	1,120,000	25,813E	9,945	12/18/54	2.265% — Annually	6 month EUR-EURIBOR — Semiannually	(15,868)
GBP	4,146,000	35,626E	1,706	12/18/26	Sterling Overnight Index Average — Annually	3.855% — Annually	(33,921)
GBP	5,000	272E	(184)	12/18/34	3.48% — Annually	Sterling Overnight Index Average — Annually	87
GBP	700,000	6,925E	(3,629)	12/18/26	Sterling Overnight Index Average — Annually	3.801% — Annually	(10,554)
GBP	290,000	6,984E	(4,278)	12/18/29	Sterling Overnight Index Average — Annually	3.601% — Annually	(11,262)

22
Global Income Trust

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/24 cont.
	Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	GBP	660,000	$34,430E	$(6,983)	12/18/34	Sterling Overnight Index Average — Annually	3.501% — Annually	$(41,413)
	GBP	110,000	16,129E	4,870	12/18/54	Sterling Overnight Index Average — Annually	3.401% — Annually	(11,259)
	KRW	2,146,000,000	98,592	—	9/26/33	3 month KRW-CD-KSDA-BLOOMBERG — Quarterly	3.78% — Quarterly	98,983
	NOK	18,405,000	81,126E	3,225	12/18/34	3.37% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	84,351
	NZD	1,113,000	15,805E	(4,216)	12/18/34	3 month NZD-BBR-FRA — Quarterly	3.87% — Semiannually	(20,022)
	SEK	28,292,000	54,613E	(3,875)	12/18/34	2.18% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	50,738
	Total		$819,423		$536,293
E	Extended effective date.
OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/24
Swap counterparty/ Notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$492,994	$473,140	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020–01, 9/22/25 — Annually	$(19,777)
Upfront premium received		—	Unrealized appreciation			—
Upfront premium (paid)		—	Unrealized (depreciation)			(19,777)
Total	$—		Total			$(19,777)
	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 10/31/24
	Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.13 Index	B+/P	$22,233	$52,000	$17,950	12/16/72	500 bp — Monthly	$4,333
	CMBX NA BB.6 Index	CCC-/P	36,687	108,477	28,508	5/11/63	500 bp — Monthly	8,285
	CMBX NA BBB–.10 Index	BB–/P	23,444	78,000	14,032	11/17/59	300 bp — Monthly	9,457
	Goldman Sachs International
	CMBX NA A.13 Index	A-/P	(228)	43,000	3,449	12/16/72	200 bp — Monthly	(3,660)
	CMBX NA BB.13 Index	B+/P	192	2,000	690	12/16/72	500 bp — Monthly	(496)
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	CCC+/P	2,648	33,000	13,421	5/11/63	500 bp — Monthly	(10,741)
	CMBX NA BB.6 Index	CCC-/P	51,480	51,411	13,511	5/11/63	500 bp — Monthly	38,019
	CMBX NA BBB–.7 Index	CCC+/P	3,756	7,316	1,348	1/17/47	300 bp — Monthly	2,413
	Morgan Stanley & Co. International PLC
	CMBX NA A.13 Index	A-/P	12,995	103,000	8,261	12/16/72	200 bp — Monthly	4,775
	CMBX NA BB.6 Index	CCC-/P	25,813	74,546	19,591	5/11/63	500 bp — Monthly	6,118
	Upfront premium received		179,248	Unrealized appreciation				73,400
	Upfront premium (paid)		(228)	Unrealized (depreciation)				(14,897)
	Total	$179,020		Total				$58,503
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at October 31, 2024. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Global Income Trust
23

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 10/31/24
	Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(31,031)	$77,000	$31,316	11/17/59	(500 bp) — Monthly	$210
	CMBX NA BB.10 Index	(31,031)	77,000	31,316	11/17/59	(500 bp) — Monthly	210
	CMBX NA BB.10 Index	(16,523)	41,000	16,675	11/17/59	(500 bp) — Monthly	112
	CMBX NA BB.10 Index	(11,602)	25,000	10,168	11/17/59	(500 bp) — Monthly	(1,458)
	CMBX NA BB.6 Index	(60,226)	234,435	61,609	5/11/63	(500 bp) — Monthly	1,156
	Goldman Sachs International
	CMBX NA BBB–.8 Index	(8,065)	48,036	5,952	10/17/57	(300 bp) — Monthly	(2,141)
	Merrill Lynch International
	CMBX NA BB.10 Index	(1,422)	25,000	10,168	11/17/59	(500 bp) — Monthly	8,721
	CMBX NA BBB–.7 Index	(1,311)	7,316	1,348	1/17/47	(300 bp) — Monthly	32
	Morgan Stanley & Co. International PLC
	CMBX NA BBB–.10 Index	(25,222)	78,000	14,032	11/17/59	(300 bp) — Monthly	(11,236)
	CMBX NA BBB–.8 Index	(66,080)	290,938	36,047	10/17/57	(300 bp) — Monthly	(30,203)
	Upfront premium received	—	Unrealized appreciation				10,441
	Upfront premium (paid)	(252,513)	Unrealized (depreciation)				(45,038)
	Total	$(252,513)	Total				$(34,597)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$2,093,682	$—
Collateralized loan obligations	—	9,159,214	—
Corporate bonds and notes	—	56,947,923	—
Foreign government and agency bonds and notes	—	71,673,120	—
Mortgage-backed securities	—	40,757,703	—
U.S. government and agency mortgage obligations	—	43,521,430	—
U.S. treasury obligations	—	111,644	—
Short-term investments	887,000	27,198,674	—
Totals by level	$887,000	$251,463,390	$—
	Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$665,822	$—
Futures contracts	(487,318)	—	—
Forward premium swap option contracts	—	4,250	—
TBA sale commitments	—	(8,713,850)	—
Interest rate swap contracts	—	(283,130)	—
Total return swap contracts	—	(19,777)	—
Credit default contracts	—	97,399	—
Totals by level	$(487,318)	$(8,249,286)	$—

The accompanying notes are an integral part of these financial statements.

24
Global Income Trust

Financial Statements

Statement of assets and liabilities

10/31/24

ASSETS
Investment in securities, at value (Notes 1 and 8):
Unaffiliated issuers (identified cost $234,539,231)	$226,543,691
Affiliated issuers (identified cost $25,806,699) (Note 5)	25,806,699
Cash	255,261
Foreign currency (cost $113,958) (Note 1)	113,959
Interest and other receivables	2,001,217
Receivable for shares of the fund sold	579,403
Receivable for investments sold	1,225,072
Receivable for sales of TBA securities (Note 1)	7,947,848
Receivable from Manager (Note 2)	60,539
Receivable for variation margin on futures contracts (Note 1)	8,476
Receivable for variation margin on centrally cleared swap contracts (Note 1)	562,338
Unrealized appreciation on forward currency contracts (Note 1)	1,213,923
Unrealized appreciation on forward premium swap option contracts (Note 1)	1,170,959
Unrealized appreciation on OTC swap contracts (Note 1)	83,841
Premium paid on OTC swap contracts (Note 1)	252,741
Deposits with broker (Note 1)	914,243
Receivable from broker (Note 1)	28,346
Prepaid assets	40,977
Total assets	268,809,533

LIABILITIES
Payable for investments purchased	6,160,499
Payable for purchases of TBA securities (Note 1)	34,095,451
Payable for shares of the fund repurchased	180,643
Payable for custodian fees (Note 2)	33,184
Payable for investor servicing fees (Note 2)	114,763
Payable for Trustee compensation and expenses (Note 2)	127,034
Payable for administrative services (Note 2)	673
Payable for distribution fees (Note 2)	18,492
Payable for variation margin on futures contracts (Note 1)	32,529
Payable for variation margin on centrally cleared swap contracts (Note 1)	498,048
Unrealized depreciation on forward currency contracts (Note 1)	548,101
Unrealized depreciation on forward premium swap option contracts (Note 1)	1,166,709
Unrealized depreciation on OTC swap contracts (Note 1)	79,712
Premium received on OTC swap contracts (Note 1)	179,248
TBA sale commitments, at value (proceeds receivable $8,940,117) (Note 1)	8,713,850
Collateral on certain derivative contracts, at value (Notes 1 and 8)	998,644
Other accrued expenses	197,147
Total liabilities	53,144,727
Net assets	$215,664,806

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$251,348,813
Total distributable earnings (Note 1)	(35,684,007)
Total — Representing net assets applicable to capital shares outstanding	$215,664,806
(Continued on next page)

Global Income Trust	25

Statement of assets and liabilities cont.

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($75,725,529 divided by 7,494,852 shares)	$10.10
Offering price per class A share (100/96.00 of $10.10)*	$10.52
Net asset value and offering price per class C share ($1,935,612 divided by 192,581 shares)**	$10.05
Net asset value, offering price and redemption price per class R share ($1,220,740 divided by 120,910 shares)	$10.10
Net asset value, offering price and redemption price per class R5 share ($50,579 divided by 5,006 shares)	$10.10
Net asset value, offering price and redemption price per class R6 share ($17,011,510 divided by 1,684,697 shares)	$10.10
Net asset value, offering price and redemption price per class Y share ($119,720,836 divided by 11,854,105 shares)	$10.10
*	On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

26	Global Income Trust

Statement of operations

Year ended 10/31/24

Investment income
Interest (net of foreign tax of $7,424) (including interest income of $1,034,521 from investments in affiliated issuers) (Note 5)	$9,009,404
Total investment income	9,009,404

EXPENSES
Compensation of Manager (Note 2)	1,037,420
Investor servicing fees (Note 2)	436,748
Custodian fees (Note 2)	66,420
Trustee compensation and expenses (Note 2)	8,845
Distribution fees (Note 2)	223,457
Administrative services (Note 2)	4,898
Auditing and tax fees	156,315
Other	175,823
Fees waived and reimbursed by Manager (Note 2)	(607,205)
Total expenses	1,502,721
Expense reduction (Note 2)	(5,043)
Net expenses	1,497,678
Net investment income	7,511,726

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(147,946)
Foreign currency transactions (Note 1)	29,237
Forward currency contracts (Note 1)	(1,412,003)
Futures contracts (Note 1)	229,680
Swap contracts (Note 1)	269,449
Written options (Note 1)	417,654
Total net realized loss	(613,929)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	8,416,872
Assets and liabilities in foreign currencies	20,381
Forward currency contracts	1,254,767
Futures contracts	(23,464)
Swap contracts	625,612
Written options	907,428
Total change in net unrealized appreciation	11,201,596
Net gain on investments	10,587,667
Net increase in net assets resulting from operations	$18,099,393

The accompanying notes are an integral part of these financial statements.

Global Income Trust	27

Statement of changes in net assets

	Year ended 10/31/24	Year ended 10/31/23
Increase in net assets
Operations
Net investment income	$7,511,726	$4,972,380
Net realized loss on investments and foreign currency transactions	(613,929)	(4,304,609)
Change in net unrealized appreciation of investments and assets and liabilities in foreign currencies	11,201,596	2,178,618
Net increase in net assets resulting from operations	18,099,393	2,846,389
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(2,174,749)	(1,531,497)
Class B	(401)	(1,372)
Class C	(39,267)	(23,252)
Class R	(32,216)	(24,190)
Class R5	(1,592)	(787)
Class R6	(644,452)	(502,624)
Class Y	(2,940,632)	(887,122)
From return of capital
Class A	—	(80,053)
Class B	—	(72)
Class C	—	(1,215)
Class R	—	(1,265)
Class R5	—	(41)
Class R6	—	(26,273)
Class Y	—	(46,370)
Increase from capital share transactions (Note 4)	43,751,137	12,197,344
Total increase in net assets	56,017,221	11,917,600
Net assets
Beginning of year	159,647,585	147,729,985
End of year	$215,664,806	$159,647,585

The accompanying notes are an integral part of these financial statements.

28	Global Income Trust

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From return of capital	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c,d]	Ratio of net investment income (loss) to average net assets (%)[d]	Portfolio turnover (%)[e]
Class A
October 31, 2024	$9.41	.37	.60	.97	(.28)	—	(.28)	$10.10	10.35	$75,726.93		3.69	693
October 31, 2023	9.47	.33	(.19)	.14	(.19)	(.01)	(.20)	9.41	1.45	77,720.93		3.38	925
October 31, 2022	11.95	.26	(2.54)	(2.28)	(.06)	(.14)	(.20)	9.47	(19.23)	78,619.91		2.38	989
October 31, 2021	12.45	.24	(.54)	(.30)	(.20)	—	(.20)	11.95	(2.43)	110,713.88		1.91	838
October 31, 2020	12.35	.22	.10	.32	(.07)	(.15)	(.22)	12.45	2.64	114,466	1.09	1.76	590
Class C
October 31, 2024	$9.37	.29	.59	.88	(.20)	—	(.20)	$10.05	9.47	$1,936	1.68	2.94	693
October 31, 2023	9.43	.25	(.18)	.07	(.12)	(.01)	(.13)	9.37	.69	1,552	1.68	2.54	925
October 31, 2022	11.89	.17	(2.50)	(2.33)	(.04)	(.09)	(.13)	9.43	(19.77)	2,143	1.66	1.55	989
October 31, 2021	12.39	.14	(.53)	(.39)	(.11)	—	(.11)	11.89	(3.19)	3,833	1.63	1.14	838
October 31, 2020	12.29	.12	.11	.23	(.04)	(.09)	(.13)	12.39	1.88	6,508	1.84	1.03	590
Class R
October 31, 2024	$9.41	.34	.61	.95	(.26)	—	(.26)	$10.10	10.09	$1,221	1.18	3.44	693
October 31, 2023	9.47	.31	(.19)	.12	(.17)	(.01)	(.18)	9.41	1.20	1,243	1.18	3.16	925
October 31, 2022	11.94	.24	(2.54)	(2.30)	(.05)	(.12)	(.17)	9.47	(19.35)	1,460	1.16	2.18	989
October 31, 2021	12.45	.21	(.55)	(.34)	(.17)	—	(.17)	11.94	(2.76)	1,963	1.13	1.69	838
October 31, 2020	12.35	.19	.10	.29	(.06)	(.13)	(.19)	12.45	2.39	2,475	1.34	1.52	590
Class R5
October 31, 2024	$9.41	.41	.60	1.01	(.32)	—	(.32)	$10.10	10.75	$51.55		4.06	693
October 31, 2023	9.47	.37	(.19)	.18	(.23)	(.01)	(.24)	9.41	1.82	58.55		3.82	925
October 31, 2022	11.94	.30	(2.53)	(2.23)	(.07)	(.17)	(.24)	9.47	(18.88)	32.55		2.76	989
October 31, 2021	12.44	.28	(.54)	(.26)	(.24)	—	(.24)	11.94	(2.12)	44.55		2.25	838
October 31, 2020	12.35	.26	.09	.35	(.08)	(.18)	(.26)	12.44	2.91	33.75		2.10	590
Class R6
October 31, 2024	$9.41	.41	.61	1.02	(.33)	—	(.33)	$10.10	10.88	$17,012.48		4.14	693
October 31, 2023	9.47	.38	(.19)	.19	(.24)	(.01)	(.25)	9.41	1.93	22,287.48		3.84	925
October 31, 2022	11.95	.31	(2.53)	(2.22)	(.08)	(.18)	(.26)	9.47	(18.88)	20,822.48		2.80	989
October 31, 2021	12.45	.29	(.54)	(.25)	(.25)	—	(.25)	11.95	(2.05)	30,989.48		2.31	838
October 31, 2020	12.35	.26	.11	.37	(.08)	(.19)	(.27)	12.45	3.05	35,357.68		2.14	590
Class Y
October 31, 2024	$9.41	.40	.59	.99	(.30)	—	(.30)	$10.10	10.62	$119,721.68		3.93	693
October 31, 2023	9.47	.36	(.19)	.17	(.22)	(.01)	(.23)	9.41	1.70	56,728.68		3.64	925
October 31, 2022	11.94	.28	(2.52)	(2.24)	(.07)	(.16)	(.23)	9.47	(18.98)	44,507.66		2.59	989
October 31, 2021	12.44	.27	(.53)	(.26)	(.24)	—	(.24)	11.94	(2.19)	88,836.63		2.17	838
October 31, 2020	12.35	.24	.11	.35	(.08)	(.18)	(.26)	12.44	2.83	91,059.84		1.99	590

The accompanying notes are an integral part of these financial statements.

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Financial highlightscont.

[a]	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
[b]	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
[c]	Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.
[d]	Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts (Note 2):
Percentage of average net assets
October 31, 2024	0.31%
October 31, 2023	0.42
October 31, 2022	0.35
October 31, 2021	0.30
October 31, 2020	0.11
[e]	Portfolio turnover includes TBA purchase and sale commitments.

The accompanying notes are an integral part of these financial statements.

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Notes to financial statements 10/31/24

Unless otherwise noted, the “reporting period” represents the period from November 1, 2023 through October 31, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., a direct wholly-owned subsidiary of Franklin Templeton, and the fund’s investment manager for periods on or after July 15, 2024
Franklin Distributors	Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods on or after August 2, 2024
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
PSERV	Putnam Investor Services, Inc., a wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s investment manager for periods prior to July 15, 2024
Putnam Retail Management	Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods prior to August 2, 2024
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Global Income Trust (the fund) is a Massachusetts business trust, which is registered under the 1940 Act as a non-diversified open-end management investment company. The goal of the fund is to seek high current income. Preservation of capital and long-term total return are secondary objectives, but only to the extent consistent with the objective of seeking high current income. The fund invests mainly in bonds and securitized debt instruments (such as mortgage-backed investments) that are obligations of companies and governments worldwide; that are investment-grade in quality; and that have intermediate — to long-term maturities (three years or longer). The fund currently has significant investment exposure to residential and commercial mortgage-backed securities. Under normal circumstances, Franklin Advisers invests at least 80% of the fund’s net assets in investment-grade securities. This policy may be changed only after 60 days’ notice to shareholders. The fund may also invest in bonds that are below investment-grade in quality (sometimes referred to as “junk bonds”). Franklin Advisers may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund typically uses to a significant extent derivatives, including credit default swaps, interest rate swaps, total return swaps, to-be-announced (TBA) commitments, futures, options and swaptions on mortgage-backed securities and indices, and certain foreign currency transactions, for both hedging and non-hedging purposes, including to obtain or adjust exposure to mortgage-backed investments.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 4.00%	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class R †	None	None	None
Class R5 †	None	None	None
Class R6 †	None	None	None
Class Y †	None	None	None
† Not available to all investors.

Effective September 5, 2024, the fund converted all of its class B shares into class A shares, and subsequently terminated its class B shares as a fund offering.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the fund, including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

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Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts for hedging duration and convexity, for isolating prepayment risk and for managing downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price. OTC traded options are valued using quotations from an independent pricing service.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio .

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and for gaining exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the

32
Global Income Trust

time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $914,243 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an

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offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Franklin Advisers will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $359,229 on open derivative contracts subject to the Master Agreements . Collateral pledged by the fund at period end for these agreements totaled $242,673 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset and other income on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At October 31, 2024, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
Short-term	Long-term	Total
$15,462,182	$13,105,443	$28,567,625

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from losses on wash sale transactions, from foreign currency gains and losses, from unrealized gains and losses on certain futures contracts, from income on swap contracts and from interest-only securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $658,464 to increase undistributed net investment income and $658,464 to increase accumulated net realized loss.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$7,930,608
Unrealized depreciation	(18,337,652)
Net unrealized depreciation	(10,407,044)
Undistributed ordinary income	3,278,027
Capital loss carryforward	(28,567,625)
Cost for federal income tax purposes	$254,020,830

Note 2: Management fee, administrative services and other transactions

Effective July 15, 2024, Putnam Management transferred its management contract with the fund to Franklin Advisers. As a result of the transfer, Franklin Advisers replaced Putnam Management as the investment adviser of the fund. In connection with the transfer, the fund’s portfolio managers, along with supporting

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research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers.

In addition, Putnam Management transferred to Franklin Advisers the sub-management contract between Putnam Management and PIL in respect of the fund .

The fund pays Franklin Advisers a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.700%	of the first $5 billion,
0.650%	of the next $5 billion,
0.600%	of the next $10 billion,
0.550%	of the next $10 billion,
0.500%	of the next $50 billion,
0.480%	of the next $50 billion,
0.470%	of the next $100 billion and
0.465%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.531% of the fund’s average net assets.

Franklin Advisers has contractually agreed, through February 28, 2026, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were reduced by $19,429 as a result of this limit.

Franklin Advisers has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through February 28, 2026, to the extent that total expenses of the fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the fund’s investment management contract) would exceed an annual rate of 0.43% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $587,776 as a result of this limit.

Effective July 15, 2024, Franklin Advisers retained Putnam Management as sub-adviser for the fund pursuant to a new sub-advisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the fund. Franklin Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

During the reporting period, PIL was authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. Effective November 1, 2024, PIL, and its investment professionals, merged into Franklin Templeton Investment Management Limited (FTIML), an affiliate of the investment manager, and FTIML became a sub-advisor to the fund.  If Franklin Advisers were to engage the services of FTIML or PIL, Franklin Advisers would pay a monthly sub-management fee to FTIML or PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by FTIML or PIL.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management and PIL, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management and PIL became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management and the sub-management contract for the fund between Putnam Management and PIL that were in place for the fund before the Transaction (together, the “Previous Advisory Contracts”). However, for the period from January 1, 2024 until January 31, 2024, Putnam Management and PIL continued to provide uninterrupted services with respect to the fund pursuant to interim investment management and sub-management contracts (together, the “Interim Advisory Contracts”) that were approved by the Board of Trustees. The terms of the Interim Advisory Contracts were identical to those of the Previous Advisory Contracts, except for the term of the contracts and those provisions required by regulation. On January 31, 2024, new investment management and sub-management contracts were approved by fund shareholders at a shareholder meeting held in connection with the Transaction (together, the “New Advisory Contracts”). The New Advisory Contracts took effect on January 31, 2024 and replaced the Interim Advisory Contracts. The terms of the New Advisory Contracts are substantially similar to those of the Previous Advisory Contracts, and the fee rates payable under the New Advisory Contracts are the same as the fee rates under the Previous Advisory Contracts.

Effective June 1, 2024, Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Franklin Advisers an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

PSERV, an affiliate of Franklin Advisers, provides investor servicing agent functions to the fund. PSERV received fees for investor servicing for class A, class B, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R5 shares paid a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.12%.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$193,431
Class B	69
Class C	4,616
Class R	3,129
Class R5	63
Class R6	10,155
Class Y	225,285
Total	$436,748

The fund has entered into expense offset arrangements with PSERV and State Street whereby PSERV’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $5,043 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $147, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for

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Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Franklin Distributors, or for periods prior to August 2, 2024, Putnam Retail Management, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Franklin Distributors and to Putnam Retail Management at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Franklin Distributors Amount	Putnam Retail Management Amount	Totals
Class A	0.35%	0.25%	$49,446	$148,421	$197,867
Class B	1.00%	1.00%	15	262	$277
Class C	1.00%	1.00%	4,999	13,912	$18,911
Class R	1.00%	0.50%	1,603	4,799	$6,402
Total			$56,063	$167,394	$223,457

For the period from August 2, 2024 through October 31, 2024, Franklin Distributors, acting as underwriter, received net commissions of $584 from the sale of class A shares and received no monies and $22 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. For the period November 1, 2023 through August 1, 2024, Putnam Retail Management, acting as underwriter, received net commissions of $3,049 from the sale of class A shares and received no monies in contingent deferred sales charges from redemptions of class B and class C shares.

A deferred sales charge of up to 1.00% is accessed on certain redemptions of class A shares. For the period from August 2, 2024 through October 31, 2024, Franklin Distributors, acting as underwriter, received $30 on class A redemptions. For the period from November 1, 2023 through August 1, 2024, Putnam Retail Management, acting as underwriter, received $2,001 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$1,438,269,219	$1,404,778,394
U.S. government securities (Long-term)	—	—
Total	$1,438,269,219	$1,404,778,394

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	YEAR ENDED 10/31/24		YEAR ENDED 10/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	1,488,918	$14,900,657	1,662,183	$16,116,315
Shares issued in connection with reinvestment of distributions	203,069	2,038,429	154,051	1,512,115
	1,691,987	16,939,086	1,816,234	17,628,430
Shares repurchased	(2,452,627)	(24,584,870)	(1,860,029)	(18,285,688)
Net decrease	(760,640)	$(7,645,784)	(43,795)	$(657,258)
	YEAR ENDED 10/31/24 *		YEAR ENDED 10/31/23
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	732	$7,252
Shares issued in connection with reinvestment of distributions	40	401	147	1,442
	40	401	879	8,694
Shares repurchased	(6,481)	(64,659)	(10,183)	(98,968)
Net decrease	(6,441)	$(64,258)	(9,304)	$(90,274)
	YEAR ENDED 10/31/24		YEAR ENDED 10/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	61,984	$616,059	3,983	$39,109
Shares issued in connection with reinvestment of distributions	3,891	38,883	2,446	23,920
	65,875	654,942	6,429	63,029
Shares repurchased	(38,962)	(388,928)	(68,060)	(666,010)
Net increase (decrease)	26,913	$266,014	(61,631)	$(602,981)
	YEAR ENDED 10/31/24		YEAR ENDED 10/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	13,145	$131,601	14,565	$143,772
Shares issued in connection with reinvestment of distributions	3,211	32,215	2,593	25,455
	16,356	163,816	17,158	169,227
Shares repurchased	(27,528)	(275,504)	(39,234)	(388,355)
Net decrease	(11,172)	$(111,688)	(22,076)	$(219,128)

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	YEAR ENDED 10/31/24		YEAR ENDED 10/31/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	2,813	$28,263	3,749	$35,947
Shares issued in connection with reinvestment of distributions	130	1,307	85	828
	2,943	29,570	3,834	36,775
Shares repurchased	(4,100)	(40,464)	(1,012)	(10,042)
Net increase (decrease)	(1,157)	$(10,894)	2,822	$26,733
	YEAR ENDED 10/31/24		YEAR ENDED 10/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	468,322	$4,681,880	798,440	$7,756,652
Shares issued in connection with reinvestment of distributions	63,281	634,149	52,937	519,314
	531,603	5,316,029	851,377	8,275,966
Shares repurchased	(1,214,862)	(12,148,509)	(681,679)	(6,709,555)
Net increase (decrease)	(683,259)	$(6,832,480)	169,698	$1,566,411
	YEAR ENDED 10/31/24		YEAR ENDED 10/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	7,790,701	$77,861,847	3,649,977	$35,213,724
Shares issued in connection with reinvestment of distributions	284,494	2,858,408	87,814	859,779
	8,075,195	80,720,255	3,737,791	36,073,503
Shares repurchased	(2,249,875)	(22,570,028)	(2,409,862)	(23,899,662)
Net increase	5,825,320	$58,150,227	1,327,929	$12,173,841
* Effective September 5, 2024, the fund has terminated its class B shares.

At the close of the reporting period, Putnam Investment Holdings, LLC owned 1,117 class R5 shares of the fund (22.31% of class R5 shares outstanding), valued at $11,282.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 10/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 10/31/24
Short-term investments
Putnam Short Term Investment Fund Class P ‡	$27,380,798	$89,528,730	$91,102,829	$1,034,521	$25,806,699
Total Short-term investments	$27,380,798	$89,528,730	$91,102,829	$1,034,521	$25,806,699
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management and Franklin Advisers, as applicable. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased swap option contracts (contract amount)	$125,600,000
Written swap option contracts (contract amount)	$99,100,000
Futures contracts (number of contracts)	200
Forward currency contracts (contract amount)	$101,800,000
Centrally cleared interest rate swap contracts (notional)	$178,400,000
OTC total return swap contracts (notional)	$750,000
OTC credit default contracts (notional)	$2,900,000

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The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Credit contracts	Receivables	$217,916	Payables	$140,294
Foreign exchange contracts	Receivables	1,213,923	Payables	548,101
Interest rate contracts	Receivables, Net assets — Unrealized appreciation	2,774,450b>sup> *	Payables, Net assets — Unrealized depreciation	3,540,648b>sup> *
Total		$4,206,289		$4,229,043

*   Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Forward currency contracts	Swaps	Total
Credit contracts	$—	$—	$—	$95,853	$95,853
Foreign exchange contracts	—	—	(1,412,003)	—	$(1,412,003)
Interest rate contracts	1,242,575	229,680	—	173,596	$1,645,851
Total	$1,242,575	$229,680	$(1,412,003)	$269,449	$329,701
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Forward currency contracts	Swaps	Total
Credit contracts	$—	$—	$—	$(215,298)	$(215,298)
Foreign exchange contracts	—	—	1,254,767	—	$1,254,767
Interest rate contracts	(1,402,714)	(23,464)	—	840,910	$(585,268)
Total	$(1,402,714)	$(23,464)	$1,254,767	$625,612	$454,201

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Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC
Assets:
Centrally cleared interest rate swap contracts §	$—	$—	$562,338	$—	$—	$—	$—	$—	$—	$—
OTC Total return swap contracts *#	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts — protection sold *#	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts — protection purchased *#	—	—	—	—	150,643	—	5,924	—	—	—
Futures contracts §	—	—	—	—	—	—	—	—	—	8,476
Forward currency contracts #	79,274	14,465	—	22,718	—	—	19,034	168,213	391,695	—
Forward premium swap option contracts #	16,245	60,317	—	46,395	—	205,002	1,169	—	566,751	—
Total Assets	$95,519	$74,782	$562,338	$69,113	$150,643	$205,002	$26,127	$168,213	$958,446	$8,476
Liabilities:
Centrally cleared interest rate swap contracts §	$—	$—	$498,048	$—	$—	$—	$—	$—	$—	$—
OTC Total return swap contracts *#	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts — protection sold *#	—	—	—	—	60,289	—	4,120	—	—	28,193
OTC Credit default contracts — protection purchased *#	—	—	—	—	—	—	—	—	—	—
Futures contracts §	—	—	—	—	—	—	—	—	—	32,529
Forward currency contracts #	48,045	1,506	—	26,806	—	—	53,417	28,598	11,144	—
Forward premium swap option contracts #	61,148	—	—	37,893	—	223,779	55,974	—	465,266	—
Total Liabilities	$109,193	$1,506	$498,048	$64,699	$60,289	$223,779	$113,511	$28,598	$476,410	$60,722
Total Financial and Derivative Net Assets	$(13,674)	$73,276	$64,290	$4,414	$90,354	$(18,777)	$(87,384)	$139,615	$482,036	$(52,246)
Total collateral received (pledged) †##	$—	$73,276	$—	$—	$90,354	$—	$(87,384)	$111,644	$450,000	$—
Net amount	$(13,674)	$—	$64,290	$4,414	$—	$(18,777)	$—	$27,971	$32,036	$(52,246)
Controlled collateral received (including TBA commitments) **	$—	$110,000	$—	$—	$110,000	$—	$—	$111,644	$450,000	$—
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments) **	$—	$—	$—	$—	$—	$—	$(111,003)	$—	$—	$(301,448)

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	Merrill Lynch International	Mizuho Capital Markets LLC	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto-Dominion Bank	UBS AG	Wells Fargo Bank, N.A.	WestPac Banking Corp.	Total
Assets:
Centrally cleared interest rate swap contracts §	$—	$—	$—	$—	$—	$—	$—	$—	$—	$562,338
OTC Total return swap contracts *#	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts — protection sold *#	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts — protection purchased *#	11,486	—	49,863	—	—	—	—	—	—	217,916
Futures contracts §	—	—	—	—	—	—	—	—	—	8,476
Forward currency contracts #	—	—	357,318	63,354	62,570	4,539	29,519	—	1,224	1,213,923
Forward premium swap option contracts #	—	—	170,542	—	—	—	104,538	—	—	1,170,959
Total Assets	$11,486	$—	$577,723	$63,354	$62,570	$4,539	$134,057	$—	$1,224	$3,173,612
Liabilities:
Centrally cleared interest rate swap contracts §	$—	$—	$—	$—	$—	$—	$—	$—	$—	$498,048
OTC Total return swap contracts *#	—	—	19,777	—	—	—	—	—	—	19,777
OTC Credit default contracts — protection sold *#	—	—	27,915	—	—	—	—	—	—	120,517
OTC Credit default contracts — protection purchased *#	—	—	—	—	—	—	—	—	—	—
Futures contracts §	—	—	—	—	—	—	—	—	—	32,529
Forward currency contracts #	—	—	1,917	27,280	48,268	37,042	210,306	—	53,772	548,101
Forward premium swap option contracts #	—	—	272,748	—	—	—	49,901	—	—	1,166,709
Total Liabilities	$—	$—	$322,357	$27,280	$48,268	$37,042	$260,207	$—	$53,772	$2,385,681
Total Financial and Derivative Net Assets	$11,486	$—	$255,366	$36,074	$14,302	$(32,503)	$(126,150)	$—	$(52,548)	$787,931
Total collateral received (pledged) †##	$—	$—	$217,000	$—	$—	$—	$(126,150)	$—	$—
Net amount	$11,486	$—	$38,366	$36,074	$14,302	$(32,503)	$—	$—	$(52,548)
Controlled collateral received (including TBA commitments) **	$—	$—	$217,000	$—	$—	$—	$—	$—	$—	$998,644
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments) **	$—	$(111,000)	$—	$—	$—	$—	$(131,670)	$(161,595)	$—	$(816,716)
*	Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement (Note 1).
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§	Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $501,268 and $914,243, respectively.

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Federal tax information (Unaudited)

The Form 1099 that will be mailed to you in January 2025 will show the tax status of all distributions paid to your account in calendar 2024.

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Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes (Unaudited)
January 31, 2024 special meeting
At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
5,911,764	123,742	838,319
At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
5,864,125	153,047	856,652
All tabulations are rounded to the nearest whole number.

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

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Board approval of management and subadvisory agreements (Unaudited)

At its meeting on September 27, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved a new Sub-Advisory Agreement (the “New FTIML Sub-Advisory Agreement”) between Franklin Advisers, Inc. (“Franklin Advisers”) and its affiliate, Franklin Templeton Investment Management Limited (“FTIML”). Franklin Advisers and FTIML are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”). (Because FTIML is an affiliate of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by FTIML, the Trustees did not attempt to evaluate FTIML as a separate entity.)

The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act), requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New FTIML Sub-Advisory Agreement. At its September 2024 meeting, the Contract Committee met with representatives of Franklin Templeton, and separately in executive session, to consider the information provided. At the September Trustees’ meetings, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

Considerations in connection with the Trustees’ approval of the New FTIML Sub-Advisory Agreement

The Trustees considered the proposed New FTIML Sub-Advisory Agreement in connection with the planned November 1, 2024 merger (the “Merger”) of Putnam Investments Limited (“PIL”), an affiliate of Franklin Advisers and a sub-adviser to your fund prior to the Merger, with and into FTIML. In connection with the Merger, PIL investment professionals would become employees of FTIML, and, upon consummation of the Merger, PIL would cease to exist as a separate legal entity.

The Trustees noted that Franklin Templeton viewed the Merger as a further step in the integration of the legacy Putnam and Franklin Templeton organizations, offering potential operational efficiencies and enhanced investment resources for the funds. The Trustees also considered, among other factors, that:

• The Merger and the New FTIML Sub-Advisory Agreement would not result in any reduction or material change in the nature or the level of the sub-advisory services provided to the funds;

• The PIL portfolio managers who are responsible for the day-to-day management of the applicable funds would be the same immediately prior to, and immediately after, the Merger, and these investment personnel would have access to the same research and other resources to support their respective investment advisory functions and operate under the same conditions both immediately before and after the Merger;

• Despite a change in the sub-advisory fee structure for certain funds, the New FTIML Sub-Advisory Agreement would not result in an increase in the advisory fee rates payable by each fund, as Franklin Advisers would be responsible for overseeing the investment advisory services provided to the applicable funds by FTIML under the New FTIML Sub-Advisory Agreement and would compensate FTIML for such services out of the fees it receives under each fund’s Management Contract with Franklin Advisers; and

• The terms of the New FTIML Sub-Advisory Agreement were substantially similar to those under the New PIL Sub-Management Contract (defined below) 1 between Franklin Advisers and PIL.

The Trustees also considered that, prior to the Merger, counsel to Franklin Advisers and FTIML had provided a legal opinion that the Merger and the appointment of FTIML as sub-adviser to the funds would not result in an “assignment” under the 1940 Act of the New PIL Sub-Management Contract and that the New FTIML Sub-Advisory Agreement did not require shareholder approval.

The Trustees also took into account that they had most recently approved the fund’s New PIL Sub-Management Contract in June 2024. Because, other than the parties to the contract, the revised sub-advisory fee structure for certain funds, and certain other non-substantive changes to contractual terms, the New FTIML Sub-Advisory Agreement was substantially similar to the New PIL Sub-Management Contract, the Trustees relied to a considerable extent on their previous approval of the New PIL Sub-Management Contract, which is described below.

Board of Trustees’ Conclusions

After considering the factors described above and those described below under the heading “Considerations and conclusions in connection with the Trustees’ June 2024 approvals,” as well as other factors, the Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the New FTIML Sub-Advisory Agreement represented reasonable compensation in light of the nature and quality of the services that would be provided to the funds, and determined to approve the New FTIML Sub-Advisory Agreement for your fund. These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor.

Considerations and conclusions in connection with the Trustees’ June 2024 approvals

At its meeting on June 28, 2024, the Board of Trustees of your fund, including all of the Independent Trustees, approved a New Management Contract (defined below) between your fund and Franklin Advisers, a New PIL Sub-Management Contract (defined below) for your fund between Franklin Advisers and its affiliate, PIL, and a new subadvisory agreement (the “New Putnam Management Subadvisory Agreement”) for your fund between Franklin Advisers and Putnam Investment Management, LLC (“Putnam Management”) (collectively, the “New Advisory Contracts”). Franklin Advisers, Putnam Management, and PIL are each direct or indirect, wholly-owned subsidiaries of Franklin Templeton.

The Trustees considered the proposed New Advisory Contracts in connection with an internal reorganization (the “Reorganization”)

1 The New PIL Sub-Management Contract was operative until the effective date of the Merger, November 1, 2024, and was replaced by the New FTIML Sub-Advisory Agreement effective as of that date.

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whereby the fixed income and Investment Solutions investment operations of Putnam Management, your fund’s investment adviser prior to the Reorganization, were combined with those of Franklin Advisers. As part of the Reorganization, Franklin Advisers assumed the role of investment adviser for your fund and the other Putnam fixed income and Investment Solutions mutual funds, exchange-traded funds and closed-end funds (collectively, the “FI/IS Funds”), which was accomplished through a transfer by Putnam Management of all of its rights and obligations under the previous management contracts between Putnam Management and the FI/IS Funds (the “Previous Management Contracts”) and the previous sub-management contract between Putnam Management and its affiliate, PIL, with respect to the FI/IS Funds (the “Previous Sub-Management Contract,” and, together with the Previous Management Contracts, the “Previous Contracts”) to Franklin Advisers (the “Contract Transfers”) by means of assignment and assumption agreements (the Previous Management Contracts and the Previous Sub-Management Contract, as modified by the terms of the related assignment and assumption agreements, are hereinafter referred to as the “New Management Contracts” and the “New PIL Sub-Management Contract,” respectively). (Because PIL is an affiliate of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by PIL, the Trustees did not attempt to evaluate PIL as a separate entity.)

In addition to the New Management Contracts and New PIL Sub-Management Contract, the Board of Trustees of your fund considered and approved the New Putnam Management Subadvisory Agreement pursuant to which Franklin Advisers retained Putnam Management as sub-adviser for each FI/IS Fund so that, following the Reorganization, Putnam Management’s equity team, which was not part of the Reorganization, could continue to provide certain services that it had historically provided to the FI/IS Funds, including, as applicable, the management of the equity portion of a FI/IS Fund’s portfolio, including equity trade execution services, the provision of derivatives and other investment trading facilities for a transitional period, and the provision of proxy voting services for a transitional period (the “Services”).

In connection with the review process, the Independent Trustees’ independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act) met with representatives of Putnam Management and Franklin Templeton to discuss the contract review materials that would be furnished to the Contract Committee. The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel, requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New Management Contracts. Over the course of several months ending in June 2024, the Contract Committee met on a number of occasions with representatives of Putnam Management and Franklin Templeton, and separately in executive session, to consider the information provided. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

At the Board of Trustees’ June 2024 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the approval of the New Advisory Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations.

The Trustees noted that Franklin Templeton viewed the Reorganization as a further step in the integration of the legacy Putnam Management and Franklin Advisers fixed income and Investment Solutions organizations, offering potential operational efficiencies and enhanced investment resources for the FI/IS Funds. The Trustees also considered, among other factors, that:

• The Contract Transfers would not result in a change in the senior management at Franklin Templeton, so that the same management will be in place before and after the Contract Transfers, which contemplate no reduction in the nature and level of the advisory and administrative services provided to the FI/IS Funds;

• The portfolio managers who are responsible for the day-to-day management of the FI/IS Funds would be the same immediately prior to, and immediately after, the Contract Transfers, and these investment personnel would have access to the same research and other resources to support their respective investment management functions both before and immediately after the Contract Transfers; and

• The Contract Transfers would not result in an increase in the advisory fee rates payable by each FI/IS Fund and that, other than an acknowledgment by Franklin Advisers and Putnam Management that for purposes of the New Management Contracts, each applicable FI/IS Fund will continue to be “an open-end fund sponsored by Putnam Management,” for purposes of calculating the advisory fee rates, and updating the parties to the agreements, the terms of the New Management Contracts and New PIL Sub-Management Contract were substantially identical to those under the Previous Contracts (including with respect to the term of the New Management Contracts and New PIL Sub-Management Contract, which run through June 30, 2025, unless the contracts are sooner terminated or continued pursuant to their terms).

With respect to the New Putnam Management Subadvisory Agreement, the Trustees considered that, under the agreement, Putnam Management would provide any necessary Services to the applicable FI/IS Fund under generally the same terms and conditions related to the FI/IS Fund as such Services were previously provided by Putnam Management under the FI/IS Fund’s Previous Management Contract. The Trustees also considered that Franklin Advisers would be responsible for overseeing the Services provided to the FI/IS Funds by Putnam Management under the New Putnam Management Subadvisory Agreement and would compensate Putnam Management for such services out of the fees it receives under the New Management Contracts. The Trustees further noted Franklin Advisers’ and Putnam Management’s representations that Putnam Management’s appointment as sub-adviser to the FI/IS Funds would not result in any material change in the nature or level of investment advisory services provided to the FI/IS Funds.

The Trustees also considered that, prior to the Reorganization, counsel to Franklin Advisers and Putnam Management had provided a legal opinion that the Contract Transfers would not result in an “assignment” under the 1940 Act of the Previous Contracts or a material amendment of those contracts, and, therefore, the New Management Contracts and New PIL Sub-Management Contract did not require shareholder approval. In addition, the Trustees considered that counsel to Franklin Advisers and Putnam Management had provided a legal opinion that shareholder approval of the New Putnam Management Subadvisory Agreement was not required under the 1940 Act.

General conclusions

In addition to the above considerations, the Independent Trustees’ approvals were based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being

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• provided to the fund, the fees paid by competitive funds and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Franklin Advisers of any economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. The considerations and conclusions discussed herein were also informed by the fact that there would be continuity in the management of the FI/IS Funds, including your fund, immediately following the Reorganization (i.e., the same portfolio managers that managed the fund prior to the Reorganization would be in place immediately following the Reorganization). The Trustees also considered that the FI/IS Funds had no operating history with Franklin Templeton or its affiliates prior to 2024.

Management fee schedules and total expenses

Under its Previous Management Contract and under its New Management Contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management in the Putnam family of funds increase (“Fund Family Breakpoints”). The Trustees considered that breakpoints in a fund’s management fee schedule, such as the Fund Family Breakpoints in place for your fund, were one way in which economies of scale in managing a fund can be shared with the fund’s shareholders. The Trustees reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, Putnam Management and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations. These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds, including your fund, of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2023. However, in the case of your fund, both expense limitations applied during its fiscal year ending in 2023. Franklin Advisers, who now serves as your fund’s investment adviser following the Reorganization, and PSERV have agreed to maintain these expense limitations until at least February 28, 2026. In addition, Franklin Advisers contractually agreed to waive fees and/or reimburse expenses of your fund to the extent that expenses of the fund (excluding payments under the fund’s distribution plans, investor servicing fees, brokerage, interest, taxes, investment-related expenses, extraordinary expenses and acquired fund fees and expenses) would exceed an annual rate of 0.43% of its average net assets through at least February 28, 2026. During its fiscal year ending in 2023, your fund’s expenses were reduced as a result of this expense limitation. Franklin Advisers’ and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve your fund’s New Advisory Contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the second quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the second quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2023. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2023 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included year-over-year data with respect to revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2023 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees also reviewed the revenues, expenses and profitability of Franklin Templeton’s global investment management business and its U.S. registered investment company business, which includes the financial results of Franklin Advisers. Because the FI/IS Funds had no operating history with Franklin Templeton or its affiliates, the Trustees did not review fund-by-fund profitability information for Franklin Templeton. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services to be provided by Franklin Advisers (which are substantially identical to those historically provided by Putnam Management) and represented an appropriate sharing between fund shareholders and Franklin Advisers of any economies of scale as may exist in the management of the funds at that time.

The information examined by the Trustees in connection with their review of the New Advisory Contracts included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including collective investment trusts offered in the defined contribution retirement plan market, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, model-only separately managed accounts and Putnam Management’s manager-traded separately managed account programs. This information included,

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in cases where a product’s investment strategy corresponds with a FI/IS Fund’s strategy, comparisons of those fees with fees charged to the funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees also considered information regarding services provided and fees charged by Franklin Advisers and its other Franklin Templeton affiliates to other clients, including U.S. registered mutual funds, funds organized outside of the United States (i.e., offshore funds), separate accounts (including separately managed accounts), collective investment trusts and sub-advised funds, which included, where applicable, the specific fees charged to strategies that are comparable to those of the FI/IS Funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management historically provided and that Franklin Advisers will provide to the FI/IS Funds as investment adviser and those that they provide to their other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s Previous Management Contract and was also a significant factor in considering approval of your fund’s New Management Contract, since the portfolio managers of your fund that were employed by Putnam Management prior to the Reorganization would continue to serve as portfolio managers of your fund immediately following the Reorganization as employees of Franklin Advisers. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which met on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provided a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. In addition to Putnam Management’s investment process and performance, the Trustees considered aggregate performance information for Franklin Advisers’ fixed income and Investment Solutions investment strategies, and also met with senior investment leadership at Franklin Advisers, including the respective heads of the fixed income and Investment Solutions teams and the Head of Public Market Investments.

The Trustees considered that, in the aggregate, peer-relative and benchmark-relative Putnam fund performance was generally strong in 2023 against a backdrop of largely solid fixed income markets and strong but volatile equity markets, which were characterized by a concentration of performance among large-cap growth stocks. The Trustees also noted that corporate earnings and employment figures continued to generally show strength, underpinning market rallies in 2023, while inflation concerns, Federal Reserve actions to reduce inflation and geopolitical tensions continued to be a focus of investors. For the one-year period ended December 31, 2023, the Trustees considered that the Putnam funds, on an asset-weighted basis, ranked in the 32nd percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted-basis, outperformed their benchmarks by 2.8% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 31st, 21st, and 22nd percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2023, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar, Inc. ratings assigned to the funds, noting that 45 funds were rated four or five stars at the end of 2023, which represented an increase of 5 funds year-over-year. The Trustees also considered that 18 funds were five-star rated at the end of 2023, which was a year-over-year increase of 11 funds, and that 90% of the funds’ aggregate assets were in four- or five-star rated funds at year end.

In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes, as reported in the Barron’s/Lipper Fund Families survey (the “Survey”). The Trustees noted that the Survey ranks mutual fund companies based on their performance across a variety of asset types, and that The Putnam Fund complex had performed exceptionally well in 2023. In this regard, the Trustees considered that The Putnam Fund complex had ranked 1st out of 49 fund companies, 1st out of 47 fund companies and 5th out of 46 fund companies for the one-year, five-year and ten-year periods, respectively. The Trustees also noted that 2023 had marked the seventh year in a row that The Putnam Fund complex had ranked in the top ten fund companies. They also noted, however, the disappointing investment performance of some Putnam funds for periods ended December 31, 2023 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. In the case of your fund, the Trustees considered that its class A share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper Global Income Funds) for the one-year, three-year and five-year periods ended December 31, 2023 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period
4th	4th	4th

Over the one-year, three-year and five-year periods ended December 31, 2023, there were 246, 220, and 206 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees expressed concern about your fund’s fourth quartile performance over the one-year, three-year and five-year periods ended December 31, 2023 and considered the circumstances that may have

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contributed to this disappointing performance. The Trustees considered Putnam Management’s observation that the fund’s underperformance over those periods was primarily driven by underperformance in the securitized products sector and strong movements in the U.S. dollar. The Trustees observed that significant underperformance in the securitized products sector in 2020, 2021, and 2023 had contributed to the fund’s disappointing results, noting that, in 2021, prepayment strategies had suffered as a result of significantly elevated refinancing (given strong home price appreciation and low interest rates) relative to expectations, and that in 2020 and 2023, the mortgage backed security sector had struggled. In addition, the Trustees considered the negative impact that the fund’s term structure strategies had on performance in 2020 and 2021.

The Trustees noted Putnam Management’s observation that the fund’s corporate credit and emerging market strategies had generally been positive contributors to the fund’s performance over the one-year, three-year and five-year periods ended December 31, 2023. The Trustees also considered Putnam Management’s observation that the fund’s peers varied with respect to the extent to which they hedged to the U.S. dollar, which could significantly impact peer relative performance from time to time. In addition, the Trustees considered the retirement of one of the fund’s portfolio managers in 2023. The Trustees also noted that Putnam Management remained confident in the fund’s portfolio managers.

As a general matter, the Trustees believe that cooperative efforts between the Trustees and a fund’s investment adviser represent the most effective way to address investment performance concerns that may arise from time to time. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. The Trustees also considered that Putnam Management has made changes in light of subpar investment performance when warranted. The Trustees concluded that it continued to be advisable to seek change within the fund’s investment adviser to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund, with all the attendant risks and disruptions, would not likely provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations and other benefits; distribution

The Trustees considered various potential benefits that Franklin Advisers and Putnam Management may receive in connection with the services provided under the New Advisory Contracts to your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Franklin Advisers and Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that would enhance Franklin Advisers’ and Putnam Management’s investment capabilities and supplement their internal research efforts. The Trustees intend to continue to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees intend to continue to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process. Your fund is not expected to generate a significant amount of soft-dollar credits.

The Trustees also considered other potential benefits that Franklin Advisers and Putnam Management may receive in connection with the services provided under the New Advisory Contracts to your fund. These potential benefits included, among others, Franklin Advisers’ and Putnam Management’s registered fund businesses aiding in the growth of their non-registered fund businesses and the use of an affiliated transfer agent’s services (in the case of your fund, PSERV, which is affiliated with Franklin Advisers and Putnam Management), where the fees for those services are paid by the fund.

Franklin Advisers may also receive benefits from payments made to Franklin Advisers’ affiliates by the mutual funds for distribution services. In connection with the consolidation of Putnam Retail Management Limited Partnership (“PRM”) with Franklin Distributors, LLC (“FD”), which took place on August 2, 2024 (the “Consolidation”), the Trustees appointed FD as principal underwriter of the mutual funds, effective on August 2, 2024. Both PRM and FD are affiliates of Franklin Advisers and Putnam Management. In approving the continuation of your fund’s distribution plans, the Trustees concluded that the fees payable by the mutual funds to PRM, prior to FD succeeding PRM as principal underwriter for the mutual funds, and to be paid to FD, once it assumed the role of principal underwriter, for distribution services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PRM and FD, as applicable, in providing such services.

Global Income Trust
47

© 2024 Franklin Templeton. All rights reserved.	38916-AFSOI 12/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) No

(b) No

Item 19. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds and Franklin Templeton are filed herewith.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith:

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Income Trust

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: December 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: December 27, 2024

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: December 27, 2024